The Quaker(Registered) Funds




                               [GRAPHIC OMITTED]




                               SEMI-ANNUAL REPORT


                               DECEMBER 31, 2002


                          The Quaker(Registered) Funds
                                800 o 220 o 8888
                           HTTP://WWW.QUAKERFUNDS.COM

                                                               December 31, 2002

Dear Fellow Shareholder:

     In 2002 we saw a year of down markets. As we come into 2003, with the impending threat of war with Iraq, we are faced with a year of great challenge.

     Quaker Funds enjoyed a healthy margin of growth in 2002, despite all the challenges and down markets. As 2002 drew to a close, Quaker Funds had achieved the following significant increases:

     1. Assets under management grew from $197 million in 2001 to $227.3 million, an increase of 15%;

     2. Shares held grew from 14 million in 2001 to 17.7 million, an increase of 26%;

     3. Sales agreements with broker/dealers who sell our Funds rose from 115 agreements in 2001 to 155 agreements in 2002, an increase of 35%; and

     4.   New Funds were added to our lineup:

          o Quaker Capital Opportunities Fund, a Fund that employs sector selection, managed by Knott Capital Management.
          o Geewax Terker Core Value Fund, a large-cap value fund, managed by Geewax, Terker & Company, which currently manages Quaker Core Equity Fund and Quaker Small-Cap Growth Fund.
          o Quaker Biotech Pharma-Healthcare Fund, a fund emphasizing biotech and generic pharmaceuticals companies, our newest addition, managed by Sectoral Asset Management, LLC of Montreal, Canada.

     Additional staff, reporting capabilities, website enhancements and online broker access round out the forward movement in all areas.

     Attracting new assets and retaining existing customers was key to growth in 2002. The performance of our Fund managers helped enormously in maintaining our forward momentum. Manu Daftary, Ted Aronson, and John Geewax all beat their benchmarks. Marketing and servicing strength also contributed to growth and business retention.

     We will continue to make every effort to justify your faith in our ability to enhance your investments. On behalf of the Quaker Funds, we thank you for investing with us.

                                Very truly yours,



                                /s/Jeffry H. King, Sr.
                                ----------------------
                                Jeffry H. King, Sr.
                                Chairman

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- 99.95%

   AEROSPACE & DEFENSE -- 0.77%
      L-3 Communications Holdings, Inc.*                   1,560     $   70,060
                                                                     ----------
   AGRICULTURAL PRODUCTS -- 0.44%
      Loews Corp. -- Carolina Group                        2,000         40,540
                                                                     ----------
   AIRLINES -- 0.24%
      JetBlue Airways Corp.*                                 800         21,600
                                                                     ----------
   AUTO PARTS & EQUIPMENT -- 1.64%
      Aftermarket Technology Corp.*                        3,900         56,550
      American Axle & Manufacturing Holdings, Inc.*        4,000         93,680
                                                                     ----------
                                                                        150,230
                                                                     ----------
   BANKS -- 0.65%
      Associated Banc-Corp                                   600         20,364
      TCF Financial Corp.                                    900         39,321
                                                                     ----------
                                                                         59,685
                                                                     ----------
   BUILDING MATERIALS -- 0.64%
      Masco Corp.                                          2,800         58,940
                                                                     ----------
   CHEMICALS -- 0.89%
      Valspar Corp.                                        1,850         81,733
                                                                     ----------
   COMMERCIAL SERVICES -- 1.64%
      Convergys Corp.*                                     2,300         34,845
      Pharmaceutical Product Development, Inc.*            2,100         61,467
      Rent-A-Center, Inc.*                                   900         44,955
      Weight Watchers International, Inc.*                   200          9,194
                                                                     ----------
                                                                        150,461
                                                                     ----------
   COMPUTER SOFTWARE & SERVICES -- 7.89%
      Hyperion Solutions Corp.*                              520         13,348
      Microsoft Corp.*                                    13,720        709,324
                                                                     ----------
                                                                        722,672
                                                                     ----------
   COMPUTERS -- 5.42%
      CACI International, Inc.*                            1,200         42,768
      Dell Computer Corp.*                                13,560        362,594
      Kronos, Inc.*                                          770         28,482
      Lexmark International, Inc.*                           700         42,350
      Syntel, Inc.*                                          990         20,800
                                                                     ----------
                                                                        496,994
                                                                     ----------
   ELECTRONICS & ELECTRICAL COMPONENTS -- 3.07%
      American Power Conversion, Inc.*                     8,800        133,320
      Flir Systems, Inc.*                                    880         42,944
      Hubbell, Inc.                                          400         14,056
      Mettler Toledo International, Inc.*                  1,500         48,090
      Varian, Inc.*                                        1,510         43,322
                                                                     ----------
                                                                        281,732
                                                                     ----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------      ------
COMMON STOCK -- (continued)

   ENTERTAINMENT & LEISURE -- 0.89%
      Hotels.com*                                            380     $   20,759
      International Game Technology*                         800         60,736
                                                                     ----------
                                                                         81,495
                                                                     ----------
   ENVIRONMENTAL CONTROL -- 0.55%
      Allied Waste Industries, Inc.*                       5,000         50,000
                                                                     ----------
   FINANCIAL SERVICES -- 10.42%
      Capital One Financial Corp.                          2,190         65,087
      Citigroup, Inc.                                      4,000        140,760
      Doral Financial Corp.                                9,050        258,830
      Fannie Mae                                           3,700        238,021
      Freddie Mac                                          2,460        145,263
      MBNA Corp.                                           5,630        107,083
                                                                     ----------
                                                                        955,044
                                                                     ----------
   FOOD & BEVERAGES -- 2.08%
      Coca-Cola Enterprises, Inc.                          5,500        119,460
      Performance Food Group Co.*                          2,100         71,314
                                                                     ----------
                                                                        190,774
                                                                     ----------
   HEALTHCARE -- PRODUCTS -- 0.72%
      Cytyc Corp.*                                         3,500         35,700
      Dentsply International, Inc.                           800         29,791
                                                                     ----------
                                                                         65,491
                                                                     ----------
   HEALTHCARE -- SERVICES -- 4.26%
      Anthem, Inc.*                                        1,184         74,474
      HCA, Inc.                                            3,300        136,950
      LifePoint Hospitals, Inc.*                             900         26,938
      Triad Hospitals, Inc.*                                 500         14,915
      WellPoint Health Networks, Inc.*                     1,930        137,339
                                                                     ----------
                                                                        390,616
                                                                     ----------
   HOME FURNISHINGS -- 0.78%
      Harman International Industries, Inc.                1,200         71,400
                                                                     ----------
   HOUSEHOLD PRODUCTS -- 0.80%
      Avery Dennison Corp.                                 1,200         73,296
                                                                     ----------
   INTERNET SOFTWARE & SERVICES -- 1.76%
      Avocent Corp.*                                       2,580         57,328
      Network Associates, Inc.*                            1,310         21,078
      Symantec Corp.*                                      1,000         40,450
      Ticketmaster*                                        2,000         42,440
                                                                     ----------
                                                                        161,296
                                                                     ----------
   LODGING -- 1.12%
      Harrah's Entertainment, Inc.*                        2,600        102,960
                                                                     ----------
   MACHINERY -- DIVERSIFIED -- 0.81%
      Zebra Technologies Corp.*                            1,300         74,490
                                                                     ----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------      ------
COMMON STOCK -- (continued)

   MANUFACTURING -- 6.96%
      Danaher Corp.                                          600     $   39,420
      General Electric Co.                                24,590        598,766
                                                                     ----------
                                                                        638,186
                                                                     ----------
   MULTI-MEDIA -- 3.27%
      Clear Channel Communications, Inc.*                  3,100        115,599
      Comcast Corp.*                                       1,500         33,885
      COX Communications, Inc.*                            5,300        150,520
                                                                     ----------
                                                                        300,004
                                                                     ----------
   OFFICE & BUSINESS EQUIPMENT -- 0.32%
      Pitney Bowes, Inc.                                     900         29,394
                                                                     ----------
   OIL & GAS -- 3.92%
      Anadarko Petroleum Corp.                             2,100        100,590
      Enbridge Energy Management LLC                       1,520         57,000
      Pogo Producing Co.                                   3,400        126,650
      Varco International, Inc.*                           4,300         74,820
                                                                     ----------
                                                                        359,060
                                                                     ----------
   PHARMACEUTICALS -- 14.17%
      Abbott Laboratories                                  7,100        284,000
      American Pharmaceutical Partners, Inc.*              2,100         37,380
      AmerisourceBergen Corp.                              1,134         61,587
      Omnicare, Inc.                                       1,730         41,226
      Pfizer, Inc.                                        14,100        431,037
      Pharmacia Corp.                                     10,600        443,080
                                                                     ----------
                                                                      1,298,310
                                                                     ----------
   REAL ESTATE -- 0.23%
      Hospitality Properties Trust                           600         21,120
                                                                     ----------
   RETAIL -- 9.87%
      Autozone, Inc.*                                      1,100         77,715
      Lowe's Cos., Inc.                                    2,460         92,250
      Petco Animal Supplies, Inc.*                         3,200         75,005
      Ruby Tuesday, Inc.                                   2,300         39,767
      Wal-Mart Stores, Inc.                               12,270        619,758
                                                                     ----------
                                                                        904,495
                                                                     ----------
   SAVINGS & LOANS -- 0.38%
      New York Community Bancorp, Inc.                     1,200         34,656
                                                                     ----------
   SEMICONDUCTORS -- 7.55%
      Analog Devices, Inc.*                                5,800        138,446
      Integrated Circuit Systems, Inc.*                    3,000         54,750
      Intel Corp.                                         29,090        452,931
      Intersil Corp.*                                      3,300         46,002
                                                                     ----------
                                                                        692,129
                                                                     ----------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------      ------
COMMON STOCK -- (continued)

   TELECOMMUNICATIONS -- 5.07%
      Cisco Systems, Inc.*                                22,360     $  292,916
      RF Micro Devices, Inc.*                              8,900         65,237
      Utstarcom, Inc.*                                     2,600         51,558
      Verizon Communications, Inc.                         1,420         55,025
                                                                     ----------
                                                                        464,736
                                                                     ----------
   TRANSPORTATION SERVICES -- 0.16%
      Genesee & Wyoming, Inc.*                               700         14,245
                                                                     ----------
   UTILITIES -- 0.57%
      FirstEnergy Corp.                                      900         29,673
      Great Plains Energy, Inc.                            1,000         22,880
                                                                     ----------
                                                                         52,553
                                                                     ----------
      TOTAL COMMON STOCK (COST $9,920,565)                            9,160,397
                                                                     ----------
SHORT-TERM INVESTMENTS -- 0.37%

      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares   34,323         34,323
                                                                     ----------
      TOTAL SHORT-TERM INVESTMENTS (COST $34,323)                        34,323
                                                                     ----------
TOTAL VALUE OF INVESTMENTS (COST $9,954,888)(100.32%)                 9,194,720
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.32%)                     (29,635)
                                                                     ----------
   NET ASSETS (100.00%)                                              $9,165,085
                                                                     ==========

* Non-income producing investment



    The accompanying notes are an integral part of the financial statements

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
                                                        ---------     ------
COMMON STOCK -- 72.93%

   AEROSPACE & DEFENSE -- 3.58%
      General Dynamics Corp.                              38,500   $  3,055,745
      Lockheed Martin Corp.                               50,000      2,887,500
                                                                   ------------
                                                                      5,943,245
                                                                   ------------
   AGRICULTURAL PRODUCTS -- 1.41%
      Philip Morris Cos., Inc.                            57,500      2,330,475
                                                                   ------------
   BANKS -- 1.89%
      Bank of America Corp.                               45,000      3,130,650
                                                                   ------------
   BIOTECHNOLOGY -- 4.43%
      Amgen, Inc.*                                        45,000      2,175,300
      Genentech, Inc.*                                    85,000      2,818,600
      Genzyme Corp.*                                      80,000      2,365,600
                                                                   ------------
                                                                      7,359,500
                                                                   ------------
   CHEMICALS -- 1.42%
      Air Products & Chemicals, Inc.                      55,000      2,351,250
                                                                   ------------
   COMPUTER SOFTWARE & SERVICES -- 3.19%
      Microsoft Corp.*                                    70,000      3,619,000
      Oracle Corp.*                                      155,800      1,682,640
                                                                   ------------
                                                                      5,301,640
                                                                   ------------
   COMPUTERS -- 0.84%
      International Business Machines Corp.               17,900      1,387,250
                                                                   ------------
   ELECTRONICS & ELECTRICAL COMPONENTS -- 1.63%
      Fisher Scientific International, Inc.*              90,000      2,707,200
                                                                   ------------
   ENTERTAINMENT & LEISURE -- 2.31%
      GTECH Holdings Corp.*                               80,000      2,228,800
      USA Interactive*                                    70,000      1,600,200
                                                                   ------------
                                                                      3,829,000
                                                                   ------------
   FINANCIAL SERVICES -- 7.02%
      Citigroup, Inc.                                     54,700      1,924,893
      Janus Capital Group, Inc.*                         160,000      2,091,200
      MBNA Corp.                                         145,000      2,757,900
      Merrill Lynch & Co., Inc.                           44,500      1,688,775
      Morgan Stanley                                      80,000      3,193,600
                                                                   ------------
                                                                     11,656,368
                                                                   ------------
   FOOD & BEVERAGES -- 0.73%
      Adolph Coors                                        19,900      1,218,875
                                                                   ------------
   FOREST PRODUCTS & PAPER -- 1.26%
      International Paper Co.                             60,000      2,098,200
                                                                   ------------
   HEALTHCARE -- PRODUCTS -- 1.71%
      CR Bard, Inc.                                       48,900      2,836,200
                                                                   ------------

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
                                                        ---------     ------
COMMON STOCK -- (continued)

   HEALTHCARE -- SERVICES -- 6.94%
      Aetna, Inc.(a)                                      41,400   $  1,702,368
      Anthem, Inc.*(a)                                    30,000      1,887,000
      HCA, Inc.                                           77,700      3,224,550
      Pacificare Health Systems, Inc.*                    60,000      1,686,000
      Tenet Healthcare Corp.*                             59,100        969,240
      WellPoint Health Networks, Inc.*(a)                 28,800      2,049,408
                                                                   ------------
                                                                     11,518,566
                                                                   ------------
   INSURANCE -- 5.07%
      Allstate Corp.                                      98,100      3,628,719
      American International Group, Inc.                  55,000      3,181,750
      Travelers Property Casualty Corp.*                 110,000      1,611,500
                                                                   ------------
                                                                      8,421,969
                                                                   ------------
   LODGING -- 0.78%
      MGM MIRAGE*                                         39,000      1,285,830
                                                                   ------------
   MANUFACTURING -- 2.93%
      General Electric Co.                               200,000      4,870,000
                                                                   ------------
   MULTI-MEDIA -- 4.70%
      AOL Time Warner, Inc.*                             135,000      1,768,500
      Clear Channel Communications, Inc.*                 80,000      2,983,200
      Viacom, Inc.*                                       75,000      3,057,000
                                                                   ------------
                                                                      7,808,700
                                                                   ------------
   OIL & GAS -- 4.57%
      Exxon Mobil Corp.                                  102,500      3,581,350
      Royal Dutch Petroleum Co.                           91,000      4,005,820
                                                                   ------------
                                                                      7,587,170
                                                                   ------------
   PHARMACEUTICALS -- 5.10%
      Abbott Laboratories                                 55,000      2,200,000
      Bristol-Myers Squibb Co.                           135,000      3,125,250
      Mylan Laboratories, Inc.                            90,000      3,141,000
                                                                   ------------
                                                                      8,466,250
                                                                   ------------
   RETAIL -- 4.64%
      Blockbuster, Inc.                                  104,800      1,283,800
      Hollywood Entertainment Corp.*                     122,500      1,849,750
      Landry's Restaurants, Inc.                          85,000      1,805,400
      Outback Steakhouse, Inc.                            80,000      2,755,200
                                                                   ------------
                                                                      7,694,150
                                                                   ------------
   SEMICONDUCTORS -- 0.91%
      Broadcom Corp.*                                     30,000        451,800
      Kla-Tencor Corp.*                                   30,000      1,061,100
                                                                   ------------
                                                                      1,512,900
                                                                   ------------
                                       6

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
                                                        ---------     ------
COMMON STOCK -- (continued)

   TELECOMMUNICATIONS -- 4.07%
      Amdocs Ltd.*                                       125,000   $  1,227,500
      Nextel Communications, Inc.*                       240,000      2,772,000
      Qualcomm, Inc.*                                     20,000        727,800
      Verizon Communications, Inc.                        52,300      2,026,625
                                                                   ------------
                                                                      6,753,925
                                                                   ------------
   TRANSPORTATION SERVICES -- 1.80%
      Union Pacific Corp.                                 50,000      2,993,500
                                                                   ------------
      TOTAL COMMON STOCK (COST $126,325,239)                        121,062,813
                                                                   ------------
   PUT OPTIONS PURCHASED -- 0.01%
      International Rectifier Corp. January
         Strike 17.50                                     11,000          8,800
      United Parcel Service, Inc. January Strike 65       23,500          7,050
                                                                   ------------
      TOTAL PUT OPTIONS PURCHASED (COST $37,085)                         15,850
                                                                   ------------
SHORT-TERM INVESTMENTS -- 14.99%

      Merrill Master Repo Trust                       24,893,035     24,893,035
                                                                   ------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $24,893,035)                                          24,893,035
                                                                   ------------
TOTAL VALUE OF INVESTMENTS
   (COST $151,255,359)(87.93%)                                      145,971,698
OTHER ASSETS LESS LIABILITIES, NET (12.07%)                          20,035,425
                                                                   ------------
   NET ASSETS (100.00%)                                            $166,007,123
                                                                   ============

                         QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                             SECURITIES SOLD SHORT

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------      ------
COMMON STOCK

      Corporate Executive Board Co.                       61,400    $ 1,959,888
      Cymer, Inc.*                                        60,000      1,935,000
      El Paso Corp.                                      178,000      1,238,880
      Fremont General Corp.                              139,500        626,355
      Genesis Microchip, Inc.*                            61,000        796,050
      Henry (Jack) & Associates                          107,500      1,294,300
      LaBranche & Co., Inc.*                              11,900        317,016
      Paychex, Inc.                                       29,600        825,840
      Peabody Energy Corp.                                29,600        865,208
      Polaris Industries, Inc.                            17,900      1,048,940
      SurModics, Inc.*                                    20,000        573,600
      Sysco Corp.                                         25,000        744,750
      United Parcel Service, Inc.                         23,500      1,482,380
      Western Digital Corp.*                              83,100        531,009
                                                                    -----------
      TOTAL (PROCEEDS $14,294,878)                                  $14,239,216
                                                                    -----------

                              CALL OPTIONS WRITTEN
                                                         SHARES
                                                         SUBJECT       MARKET
                                                         TO CALL        VALUE
                                                         -------       -------
      Aetna, Inc. January Strike 40                       41,400    $    89,010
      Anthem, Inc. January Strike 60                      30,000        111,000
      WellPoint Health Networks, Inc. January Strike 70   28,800         86,400
                                                                    -----------
      TOTAL (PREMIUMS RECEIVED $355,763)                            $   286,410
                                                                    -----------

 *Non-income producing investment
(a)Portion of the security is pledged as collateral for call options written.



    The accompanying notes are an integral part of the financial statements

                           QUAKER MID-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- 90.40%

   AEROSPACE & DEFENSE -- 0.25%
      Goodrich Corp.                                       1,550    $    28,396
                                                                    -----------
   AUTO MANUFACTURERS -- 4.94%
      Navistar International Corp.*                        7,400        179,894
      Paccar, Inc.                                         8,400        387,492
                                                                    -----------
                                                                        567,386
                                                                    -----------
   AUTO PARTS & EQUIPMENT -- 2.15%
      Goodyear Tire & Rubber Co.                           5,550         37,796
      Visteon Corp.                                       30,100        209,496
                                                                    -----------
                                                                        247,292
                                                                    -----------
   BUILDING MATERIALS -- 0.94%
      York International Corp.                             4,200        107,394
                                                                    -----------
   CHEMICALS -- 4.83%
      IMC Global, Inc.                                    42,250        450,808
      Lyondell Chemical Co.                                8,143        102,928
                                                                    -----------
                                                                        553,736
                                                                    -----------
   COAL -- 2.60%
      Consol Energy, Inc.                                 17,300        298,944
                                                                    -----------
   COMMERCIAL SERVICES -- 0.00%
      Pfsweb, Inc.*                                           15              6
                                                                    -----------
   COMPUTERS -- 0.45%
      Electronic Data Systems Corp.                        2,800         51,604
                                                                    -----------
   ELECTRONICS & ELECTRICAL COMPONENTS -- 9.37%
      Agilent Technologies, Inc.*                         15,300        274,788
      Arrow Electronics, Inc.*                             4,300         54,997
      Avnet, Inc.                                         26,500        286,995
      Sanmina-SCI Corp.*                                  73,400        329,566
      Symbol Technologies, Inc.                           15,650        128,643
                                                                    -----------
                                                                      1,074,989
                                                                    -----------
   ENTERTAINMENT & LEISURE -- 0.76%
      Brunswick Corp.                                      4,400         87,384
                                                                    -----------
   FINANCIAL SERVICES -- 2.76%
      AmeriCredit Corp.*                                  40,900        316,566
                                                                    -----------
   FOOD & BEVERAGES -- 7.67%
      Archer-Daniels-Midland Co.                          24,610        305,164
      Smithfield Foods, Inc.*                                750         14,880
      Tate & Lyle Plc                                     26,500        537,542
      Tyson Foods, Inc.                                    2,053         23,035
                                                                    -----------
                                                                        880,621
                                                                    -----------
   FOREST PRODUCTS & PAPER -- 0.66%
      Bowater, Inc.                                        1,800         75,510
                                                                    -----------

                           QUAKER MID-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
                                                        ---------     ------
COMMON STOCK -- (continued)

   HEALTHCARE -- SERVICES -- 2.67%
      Aetna, Inc.                                          7,450    $   306,344
                                                                    -----------
   HOME BUILDERS -- 3.22%
      Clayton Homes, Inc.                                 30,300        369,054
                                                                    -----------
   INSURANCE -- 5.83%
      ACE Ltd.                                             5,400        158,436
      American Financial Group, Inc.                       8,000        184,560
      AON Corp.                                           10,400        196,456
      Loews Corp.                                          2,900        128,934
                                                                    -----------
                                                                        668,386
                                                                    -----------
   LODGING -- 2.53%
      Mandalay Resort Group*                                 350         10,713
      Starwood Hotels & Resorts Worldwide, Inc.           11,800        280,132
                                                                    -----------
                                                                        290,845
                                                                    -----------
   MACHINERY -- DIVERSIFIED -- 0.35%
      AGCO Corp.                                           1,800         39,780
                                                                    -----------
   MINING -- 5.32%
      Alcan, Inc.                                          5,100        150,552
      Freeport-McMoRan Copper & Gold, Inc.*               27,400        459,772
                                                                    -----------
                                                                        610,324
                                                                    -----------
   OIL & GAS -- 9.31%
      Burlington Resources, Inc.                          12,750        543,788
      EL Paso Corp.                                        3,450         24,012
      Nabors Industries Ltd.*                              4,200        148,134
      Patterson-UTI Energy, Inc.*                          4,600        138,782
      Premcor, Inc.*                                       9,600        213,408
                                                                    -----------
                                                                      1,068,124
                                                                    -----------
   PHARMACEUTICALS -- 0.21%
      Andrx Corp.*                                         1,600         23,472
                                                                    -----------
   REAL ESTATE -- 1.05%
      St Joe Co.                                           4,000        120,000
                                                                    -----------
   RETAIL -- 6.72%
      JC Penney Co., Inc.                                 27,400        630,474
      Toys R US, Inc.*                                    14,100        141,000
                                                                    -----------
                                                                        771,474
                                                                    -----------
   SEMICONDUCTORS -- 5.37%
      Micron Technology, Inc.*                             8,950         87,173
      Teradyne, Inc.*                                     40,650        528,856
                                                                    -----------
                                                                        616,029
                                                                    -----------
   STEEL PRODUCTION -- 0.11%
      Nucor Corp.                                            300         12,390
                                                                    -----------
   TELECOMMUNICATIONS -- 1.11%
      Sprint Corp. -- PCS Group*                          29,150        127,677
                                                                    -----------

                           QUAKER MID-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   TRANSPORTATION SERVICES -- 6.25%
      CSX Corp.                                           15,800    $   447,298
      Ryder System, Inc.                                   1,000         22,440
      Swift Transportation Co., Inc.*                     12,350        247,222
                                                                    -----------
                                                                        716,960
                                                                    -----------
   UTILITIES -- 2.97%
      Edison International, Inc.*                          4,400         52,140
      PG&E Corp.*                                         20,800        289,120
                                                                    -----------
                                                                        341,260
                                                                    -----------
      TOTAL COMMON STOCK (COST $11,489,868)                          10,371,947
                                                                    -----------
INDEX FUNDS -- 4.18%

      iShares Russell Midcap Value Index Fund              7,000        479,850
                                                                    -----------
      TOTAL INDEX FUNDS (COST $480,835)                                 479,850
                                                                    -----------
PREFERRED BONDS -- 3.63%

   SEMICONDUCTORS -- 1.77%
      Advanced Micro Devices, Inc., 4.75%, 02/01/2022     73,000         45,442
      Amkor Technology, Inc., 5.75%, 06/01/2006          276,000        158,010
                                                                    -----------
                                                                        203,452
                                                                    -----------
   TELECOMMUNICATIONS -- 1.86%
      Corning, Inc., 3.50%, 11/01/2008                   309,000        213,210
                                                                    -----------
      TOTAL PREFERRED BONDS (COST $367,367)                             416,662
                                                                    -----------
PREFERRED STOCKS -- 0.90%

   UTILITIES -- 0.90%
      Calpine Capital Trust                                5,400        102,600
                                                                    -----------
      TOTAL PREFERRED STOCKS (COST $198,718)                            102,600
                                                                    -----------
SHORT-TERM INVESTMENTS -- 5.33%

      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares   611,695        611,695
                                                                    -----------
      TOTAL SHORT-TERM INVESTMENTS (COST $611,695)                      611,695
                                                                    -----------
TOTAL VALUE OF INVESTMENTS (COST $13,148,483)(104.44%)               11,982,754
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-4.44%)                    (509,036)
                                                                    -----------
   NET ASSETS (100.00%)                                             $11,473,718
                                                                    ===========

*Non-income producing investment


    The accompanying notes are an integral part of the financial statements

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- 98.82%

   AGRICULTURAL PRODUCTS -- 0.41%
      Universal Corp.                                      2,400    $    88,704
                                                                    -----------
   APPAREL -- 1.84%
      K-Swiss, Inc.                                        3,400         73,814
      Quiksilver, Inc.*                                    6,100        162,626
      Russell Corp.                                        9,600        160,704
                                                                    -----------
                                                                        397,144
                                                                    -----------
   AUTO MANUFACTURERS -- 0.51%
      Oshkosh Truck Corp.                                  1,800        110,700
                                                                    -----------
   AUTO PARTS & EQUIPMENT -- 0.97%
      Autoliv, Inc.                                        5,300        110,929
      Dura Automotive Systems, Inc.*                       3,300         33,132
      Tower Automotive, Inc.*                             14,200         63,900
                                                                    -----------
                                                                        207,961
                                                                    -----------
   BANKS -- 3.31%
      Associated Banc-Corp                                 1,900         64,486
      BancorpSouth, Inc.                                  11,000        213,620
      Espirito Santo Financial Group SA                    3,838         64,248
      Hibernia Corp.                                      10,700        205,868
      R&G Financial Corp.                                  7,100        165,075
                                                                    -----------
                                                                        713,297
                                                                    -----------
   BIOTECHNOLOGY -- 2.18%
      Applera Corp.* -- Celera Genomics Group             13,300        127,015
      Bio-Rad Laboratories, Inc.*                          4,500        174,150
      Cell Genesys, Inc.*                                  5,000         55,755
      Charles River Laboratories International, Inc.*      2,200         84,656
      Gene Logic, Inc.*                                    4,400         27,676
                                                                    -----------
                                                                        469,252
                                                                    -----------
   BUILDING MATERIALS -- 0.64%
      Nortek Holdings, Inc.*                               3,000        137,250
                                                                    -----------
   CHEMICALS -- 1.36%
      Albemarle Corp.                                      4,300        122,335
      Cabot Microelectronics Corp.*                        2,500        118,000
      Crompton Corp.                                       8,700         51,765
                                                                    -----------
                                                                        292,100
                                                                    -----------
   COMMERCIAL SERVICES -- 6.14%
      Arbitron, Inc.                                       6,000        201,000
      Corinthian Colleges, Inc.*                           2,500         94,650
      Deluxe Corp.                                         4,300        181,030
      Dollar Thrifty Automotive Group, Inc.*               8,500        179,775
      ITT Educational Services, Inc.                       7,900        186,045
      Rent-A-Center, Inc.*                                 3,800        189,810
      Right Management Consultants, Inc.*                  6,600         87,450
      Strayer Education, Inc.                              2,000        115,000
      Watson Wyatt & Co. Holdings*                         4,100         89,175
                                                                    -----------
                                                                      1,323,935
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   COMPUTER SOFTWARE & SERVICES -- 5.77%
      Acxiom Corp.*                                       10,000    $   153,800
      American Management Systems, Inc.*                   4,500         53,955
      Ansys, Inc.*                                         5,100        103,020
      Cognos, Inc.*                                        7,300        171,185
      Compuware Corp.*                                     8,700         41,760
      Dendrite International, Inc.*                        9,100         67,977
      Hyperion Solutions Corp.*                            3,500         89,845
      Inter-Tel, Inc.                                      7,400        154,734
      NDCHealth Corp.                                      1,800         35,820
      Sybase, Inc.                                        15,800        211,720
      Take-Two Interactive Software, Inc.*                 6,800        159,732
                                                                    -----------
                                                                      1,243,548
                                                                     -----------
  COMPUTERS -- 0.53%
      Iomega Corp.*                                       12,000         94,200
      Quantum Corp.*                                       7,600         20,292
                                                                    -----------
                                                                        114,492
                                                                    -----------
   COSMETICS & Toiletries -- 0.51%
      Elizabeth Arden, Inc.*                               7,400        109,520
                                                                    -----------
   DISTRIBUTION WHOLESALE -- 0.30%
      Ingram Micro, Inc.*                                  5,200         64,220
                                                                    -----------
   ELECTRONICS & ELECTRICAL COMPONENTS -- 4.52%
      Analogic Corp.                                       2,900        145,835
      Benchmark Electronics, Inc.*                         5,700        163,362
      C&D Technologies, Inc.                               6,400        113,088
      Checkpoint Systems, Inc.                            11,100        114,774
      CTS Corp.                                           11,500         89,125
      Energizer Holdings, Inc.*                            4,300        119,970
      General Cable Corp.                                 10,900         41,420
      Paxar Corp.*                                         4,500         66,375
      Pioneer Standard Electronics, Inc.                   5,600         51,408
      Woodward Governor Co.                                1,600         69,600
                                                                    -----------
                                                                        974,957
                                                                    -----------
   ENTERTAINMENT & LEISURE -- 1.67%
      GTECH Holdings Corp.*                                6,400        178,304
      Polaris Industries, Inc.                             3,100        181,660
                                                                    -----------
                                                                        359,964
                                                                    -----------
   FINANCIAL SERVICES -- 3.05%
      Affiliated Managers Group, Inc.*                     2,800        140,840
      Doral Financial Corp.                                7,350        210,210
      Federated Investors, Inc.                            3,900         98,943
      New Century Financial Corp.                          8,200        208,198
                                                                    -----------
                                                                        658,191
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   FOOD & BEVERAGES -- 1.79%
      Fresh Del Monte Produce, Inc.                        6,500    $   122,915
      Great Atlantic & Pacific Tea Co.*                    5,800         46,748
      Interstate Bakeries Corp.                            4,000         61,000
      Ralcorp Holdings, Inc.*                              6,200        155,868
                                                                    -----------
                                                                        386,531
                                                                    -----------
   HEALTHCARE -- PRODUCTS -- 4.07%
      Biosite, Inc.*                                       3,100        105,462
      Cytyc Corp.*                                         3,700         37,740
      IDEXX Laboratories, Inc.                             6,200        206,460
      Inamed Corp.*                                        4,500        138,600
      PolyMedica Corp.*                                    3,100         95,604
      Respironics, Inc.*                                   2,500         76,078
      Sola International, Inc.*                            5,000         65,000
      Steris Corp.*                                        5,900        143,075
      Techne Corp.*                                          300          8,570
                                                                    -----------
                                                                        876,589
                                                                    -----------
   HEALTHCARE -- SERVICES -- 4.63%
      Apria Healthcare Group, Inc.*                        6,800        151,232
      Beverly Enterprises, Inc.*                           9,900         28,215
      Coventry Health Care, Inc.*                          3,400         98,702
      DaVita, Inc.*                                        4,300        106,081
      Oxford Health Plans, Inc.*                           5,000        182,250
      Pacificare Health Systems, Inc.*                     3,900        109,590
      Sierra Health Services, Inc.*                        7,900         94,879
      Triad Hospitals, Inc.*                               2,012         60,018
      US Oncology, Inc.*                                  19,200        166,464
                                                                    -----------
                                                                        997,431
                                                                    -----------
   HOME BUILDERS -- 4.05%
      Beazer Homes USA, Inc.*                              1,900        115,140
      Centex Corp.                                         1,900         95,380
      Hovnanian Enterprises, Inc.*                         5,400        171,180
      M/I Schottenstein Homes, Inc.                        6,200        172,360
      NVR, Inc.*                                             700        227,850
      Pulte Homes, Inc.                                    1,900         90,953
                                                                    -----------
                                                                        872,863
                                                                    -----------
   HOME FURNISHINGS -- 0.98%
      Mohawk Industries, Inc.*                             1,900        108,205
      Salton, Inc.*                                       10,700        102,934
                                                                    -----------
                                                                        211,139
                                                                    -----------
   HOUSEHOLD PRODUCTS -- 1.36%
      Scotts Co.*                                          2,200        107,888
      Toro Co.                                             2,900        185,310
                                                                    -----------
                                                                        293,198
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   INSURANCE -- 8.40%
      American Financial Group, Inc.                       3,500    $    80,745
      Commerce Group, Inc.                                 4,700        176,250
      Delphi Financial Group, Inc.                         2,500         94,900
      Fidelity National Financial, Inc.                    7,700        252,791
      First American Corp.                                 7,600        168,720
      Landamerica Financial Group, Inc.                    5,400        191,430
      Odyssey Re Holdings Corp.                            5,700        100,890
      Old Republic International Corp.                     7,000        196,000
      RenaissanceRe Holdings Ltd.                          4,200        166,320
      Stancorp Financial Group, Inc.                       3,500        170,975
      Stewart Information Services Corp.*                  6,000        128,340
      UICI*                                                5,400         83,970
                                                                    -----------
                                                                      1,811,331
                                                                    -----------
   INTERNET SOFTWARE & SERVICES -- 1.46%
      IndyMac Bancorp, Inc.*                               8,400        155,316
      Ticketmaster*                                        3,600         76,392
      Websense, Inc.*                                      3,900         83,308
                                                                    -----------
                                                                        315,016
                                                                    -----------
   LODGING -- 1.00%
      Choice Hotels International, Inc.*                   9,500        215,650
                                                                    -----------
   MACHINERY -- DIVERSIFIED -- 0.28%
      NACCO Industries, Inc.                               1,400         61,278
                                                                    -----------
   METAL FABRICATE & HARDWARE -- 2.58%
      Commercial Metals Co.                                6,600        107,184
      Precision Castparts Corp.                            8,200        198,850
      Quanex Corp.                                         2,800         93,800
      Worthington Industries, Inc.                        10,200        155,448
                                                                    -----------
                                                                        555,282
                                                                    -----------
   MINING -- 1.05%
      Inco Ltd.*                                          10,700        227,054
                                                                    -----------
   OFFICE EQUIPMENT & SUPPLIES -- 1.31%
      HON Industries, Inc.                                 5,500        155,540
      IKON Office Solutions, Inc.                         17,700        126,555
                                                                    -----------
                                                                        282,095
                                                                    -----------
   OIL & GAS -- 3.99%
      Houston Exploration Co.*                             3,600        110,160
      Newfield Exploration Co.*                            4,200        151,410
      Oceaneering International, Inc.*                     3,700         91,538
      Patina Oil & Gas Corp.                               7,000        221,550
      Precision Drilling Corp.*                            3,500        113,890
      Valero Energy Corp.                                  2,100         77,574
      Veritas DGC, Inc.*                                  12,000         94,800
                                                                    -----------
                                                                        860,922
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   PACKAGING & CONTAINERS -- 0.42%
      Owens-Illinois, Inc.*                                6,200    $    90,396
                                                                    -----------
   PHARMACEUTICALS -- 1.18%
      Alpharma, Inc.                                       8,800        104,808
      Watson Pharmaceuticals, Inc.*                        5,300        149,831
                                                                    -----------
                                                                        254,639
                                                                    -----------
   REAL ESTATE -- 1.64%
      Catellus Development Corp.*                          7,500        148,875
      LNR Property Corp.                                   5,800        205,320
                                                                    -----------
                                                                        354,195
                                                                    -----------
   RETAIL -- 6.73%
      Abercrombie & Fitch Co.*                             4,200         85,932
      Claire's Stores, Inc.                                7,800        172,146
      Footstar, Inc.*                                     17,700        123,192
      Genesco, Inc.*                                       8,200        152,766
      Kenneth Cole Productions, Inc.*                      3,500         71,050
      Landry's Restaurants, Inc.                           4,900        104,076
      Movie Gallery, Inc.*                                10,100        131,300
      Papa John's International, Inc.*                     5,700        158,916
      Payless Shoesource, Inc.*                            3,700        190,439
      Saks, Inc.*                                         10,300        120,922
      ShopKo Stores, Inc.                                 11,200        139,440
                                                                    -----------
                                                                      1,450,179
                                                                    -----------
   SAVINGS & LOANS -- 5.29%
      Commercial Federal Corp.                             7,800        182,130
      FirstFed Financial Corp.                             6,000        173,700
      Flagstar Bancorp, Inc.                               7,400        159,840
      Independence Community Bank Corp.                    7,800        197,964
      Sovereign Bancorp, Inc.                              7,600        106,780
      Staten Island Bancorp, Inc.                         10,900        219,526
      Webster Financial Corp.                              2,900        100,920
                                                                    -----------
                                                                      1,140,860
                                                                    -----------
   SEMICONDUCTORS -- 2.84%
      Cree, Inc.*                                          5,000         81,750
      Cypress Semiconductor Corp.*                         6,400         36,608
      Integrated Circuit Systems, Inc.*                    7,500        136,875
      Silicon Laboratories, Inc.*                          7,700        146,916
      Vitesse Semiconductor Corp.*                        47,200        103,132
      Zoran Corp.*                                         7,500        105,525
                                                                    -----------
                                                                        610,806
                                                                    -----------
   STEEL PRODUCTION -- 0.54%
      Steel Dynamics, Inc.*                                9,700        116,691
                                                                    -----------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- (continued)

   TELECOMMUNICATIONS -- 3.55%
      Amdocs Ltd.*                                         6,800    $    66,776
      Anixter International, Inc.*                         3,800         88,350
      Black Box Corp.                                      2,200         98,560
      C-COR.net Corp.*                                     5,900         19,588
      Citizens Communications Co.                         15,700        165,635
      Plantronics, Inc.*                                  10,000        151,300
      Scientific-Atlanta, Inc.                            10,500        124,530
      Tekelec*                                             4,900         51,205
                                                                    -----------
                                                                        765,944
                                                                    -----------
   TRANSPORTATION SERVICES -- 1.65%
      CNF, Inc.                                            2,700         89,748
      Offshore Logistics, Inc.                             4,300         94,256
      Ryder System, Inc.                                   7,600        170,544
                                                                    -----------
                                                                        354,548
                                                                    -----------
   UTILITIES -- 4.32%
      AES Corp.*                                          35,700        107,814
      Avista Corp.                                         6,000         69,360
      Calpine Corp.*                                      26,800         87,368
      El Paso Electric Co.                                 4,000         44,000
      Northwestern Corp.                                   4,500         22,860
      Oneok, Inc.                                          6,400        122,880
      Pinnacle West Capital Corp.                          3,500        119,315
      PNM Resources, Inc.                                  5,800        138,156
      Unisource Energy Corp.                               7,900        136,591
      Westar Energy, Inc.                                  8,300         82,170
                                                                    -----------
                                                                        930,514
                                                                    -----------
      TOTAL COMMON STOCK (COST $22,243,958)                          21,300,386
                                                                    -----------
SHORT-TERM INVESTMENTS -- 1.99%

      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares  428,640        428,640
                                                                    -----------
      TOTAL SHORT-TERM INVESTMENTS (COST $428,640)                      428,640
                                                                    -----------
TOTAL VALUE OF INVESTMENTS (COST $22,672,598)(100.81%)               21,729,026
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.81%)                    (173,971)
                                                                    -----------
   NET ASSETS (100.00%)                                             $21,555,055
                                                                    ===========

*Non-income producing investment


    The accompanying notes are an integral part of the financial statements

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK -- 99.69%

   AIRLINES -- 2.41%
      Atlantic Coast Airlines Holdings, Inc.*              2,490    $    29,955
      ExpressJet Holdings, Inc.*                           1,350         13,838
                                                                    -----------
                                                                         43,793
                                                                    -----------
   AUTO PARTS & EQUIPMENT -- 1.43%
      Aftermarket Technology Corp.*                        1,790         25,955
                                                                    -----------
   BANKS -- 6.49%
      City Holding Co.                                     1,320         37,290
      First Bancorp Puerto Rico                            1,295         29,267
      W Holding Co., Inc.                                  3,130         51,363
                                                                    -----------
                                                                        117,920
                                                                    -----------
   BIOTECHNOLOGY -- 2.01%
      Enzon Pharmaceuticals, Inc.*                         2,180         36,450
                                                                    -----------
   CHEMICALS -- 4.27%
      Airgas, Inc.*                                        1,710         29,497
      Cabot Microelectronics Corp.*                        1,020         48,144
                                                                    -----------
                                                                         77,641
                                                                    -----------
   COMMERCIAL SERVICES -- 2.55%
      Coinstar, Inc.*                                        900         20,385
      FTI Consulting, Inc.*                                  645         25,897
                                                                    -----------
                                                                         46,282
                                                                    -----------
   COMPUTER SOFTWARE & SERVICES -- 4.10%
      Ansys, Inc.*                                           480          9,696
      Borland Software Corp.*                                790          9,717
      Group 1 Software, Inc.*                              1,580         18,881
      Inter-Tel, Inc.                                        820         17,146
      Quality Systems, Inc.*                                 950         19,095
                                                                    -----------
                                                                         74,535
                                                                    -----------
   COSMETICS & TOILETRIES -- 1.81%
      Chattem, Inc.*                                       1,600         32,880
                                                                    -----------
   DATA PROCESSING -- 1.09%
      Documentum, Inc.*                                    1,260         19,732
                                                                    -----------
   ELECTRONICS & ELECTRICAL COMPONENTS -- 9.68%
      Ametek, Inc.                                         1,270         48,882
      Electro Scientific Industries, Inc.*                 1,380         27,600
      Flir Systems, Inc.*                                    840         40,992
      Merix Corp.*                                         1,830         15,372
      Power-One, Inc.*                                     5,870         33,283
      Wilson Greatbatch Technologies, Inc.*                  330          9,636
                                                                    -----------
                                                                        175,765
                                                                    -----------
   ENGINEERING & CONSTRUCTION -- 1.37%
      EMCOR Group, Inc.*                                     470         24,915
                                                                    -----------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
                                                        ---------     ------
COMMON STOCK -- (continued)

   ENTERTAINMENT & LEISURE -- 6.24%
      Action Performance Cos., Inc.                          600    $    11,400
      Argosy Gaming Co.*                                   2,180         41,267
      Isle of Capri Casinos, Inc.*                         1,910         25,288
      Penn National Gaming, Inc.*                            960         15,226
      Scientific Games Corp.*                              2,780         20,183
                                                                    -----------
                                                                        113,364
                                                                    -----------
   ENVIRONMENTAL CONTROL -- 3.91%
      Casella Waste Systems, Inc.*                         3,090         27,470
      Waste Connections, Inc.*                             1,130         43,629
                                                                    -----------
                                                                         71,099
                                                                    -----------
   FINANCIAL SERVICES -- 1.79%
      American Home Mortgage Holdings, Inc.                1,180         12,980
      Federal Agricultural Mortgage Corp.*                   640         19,610
                                                                    -----------
                                                                         32,590
                                                                    -----------
   FOOD & BEVERAGES -- 3.16%
      International Multifoods Corp.*                        980         20,766
      Performance Food Group Co.*                            340         11,546
      United Natural Foods, Inc.*                            990         25,096
                                                                    -----------
                                                                         57,408
                                                                    -----------
   HEALTHCARE -- PRODUCTS -- 4.82%
      Cyberonics, Inc.*                                    1,440         26,496
      Gen-Probe, Inc.*                                       990         23,561
      Ocular Sciences, Inc.*                                 430          6,674
      Resmed, Inc.*                                          420         12,839
      Respironics, Inc.*                                     590         17,954
                                                                    -----------
                                                                         87,524
                                                                    -----------
   HEALTHCARE -- SERVICES -- 5.93%
      AMERIGROUP Corp.*                                      380         11,518
      Apria Healthcare Group, Inc.*                          480         10,675
      Inveresk Research Group, Inc.*                       1,140         24,601
      Unilab Corp.*                                          490          8,967
      United Surgical Partners International, Inc.*        1,990         31,086
      US Physical Therapy, Inc.*                           1,880         20,962
                                                                    -----------
                                                                        107,809
                                                                    -----------
   INTERNET SERVICES & SOFTWARE -- 4.90%
      Avocent Corp.*                                       2,600         57,772
      Internet Security Systems, Inc.*                     1,700         31,161
                                                                    -----------
                                                                         88,933
                                                                    -----------
   LODGING -- 2.27%
      Ameristar Casinos, Inc.*                             1,660         23,406
      MTR Gaming Group, Inc.*                              2,240         17,830
                                                                    -----------
                                                                         41,236
                                                                    -----------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES        VALUE
                                                        ---------       ------
COMMON STOCK-- (continued)

   OIL & GAS -- 5.23%
      Enbridge Energy Management LLC                         350     $   13,125
      Evergreen Resources, Inc.*                             880         39,468
      Patina Oil & Gas Corp.                               1,340         42,411
                                                                     ----------
                                                                         95,004
                                                                     ----------
   PHARMACEUTICALS -- 5.74%
      KV Pharmaceutical Co.*                               1,380         32,016
      NBTY, Inc.*                                          1,640         28,831
      Priority Healthcare Corp.*                           1,870         43,384
                                                                     ----------
                                                                        104,231
                                                                     ----------
   RETAIL -- 11.08%
      Applebees International, Inc.                          412          9,555
      Electronics Boutique Holdings Corp.*                   860         13,597
      Gart Sports Co.*                                       840         16,254
      Group 1 Automotive, Inc.*                              760         18,149
      Guitar Center, Inc.*                                 1,200         19,872
      Linens `N Things, Inc.*                              1,220         27,572
      Nu Skin Enterprises, Inc.                            2,530         30,284
      O'Charleys, Inc.*                                    1,700         34,901
      Regis Corp.                                          1,200         31,188
                                                                     ----------
                                                                        201,372
                                                                     ----------
   SAVINGS & LOANS -- 0.57%
      New York Community Bancorp, Inc.                       358         10,339
                                                                     ----------
   TELECOMMUNICATIONS -- 3.20%
      General Communication, Inc.*                         4,330         29,054
      SureWest Communications, Inc.                          780         29,016
                                                                     ----------
                                                                         58,070
                                                                     ----------
   TRANSPORTATION SERVICES -- 1.30%
      Pacer International, Inc.*                           1,770         23,541
                                                                     ----------
   UTILITIES -- 2.34%
      Southern Union Co.*                                  2,580         42,570
                                                                     ----------
      TOTAL COMMON STOCK (COST $1,835,283)                            1,810,958
                                                                     ----------
SHORT-TERM INVESTMENTS -- 0.44%

      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares     8,062          8,062
                                                                     ----------
      TOTAL SHORT-TERM INVESTMENTS (COST $8,062)                          8,062
                                                                     ----------
TOTAL VALUE OF INVESTMENTS (COST $1,843,345)(100.13%)                 1,819,020
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.13%)                      (2,366)
                                                                     ----------
   NET ASSETS (100.00%)                                              $1,816,654
                                                                     ==========

*Non-income producing investment



    The accompanying notes are an integral part of the financial statements


                            QUAKER FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                                                 PRINCIPAL    VALUE
                                                                                 ---------    -----
AGENCY OBLIGATIONS -- 25.06%
   FEDERAL HOME LOAN MORTGAGE CORP. -- 1.85%
      Freddie Mac 22 C, 9.50%, 04/15/20                                            115,377  $  118,388
                                                                                            ----------
   FEDERAL HOME LOAN MORTGAGE CORP. -- 11.79%
      Fannie Mae, 2002-27 SR-IO, 6.58%, 04/25/32                                 7,297,634     666,799
      Fannie Mae 1993-152 K, P.O., 0.00%, 08/25/23                                  96,614      88,415
                                                                                            ----------
                                                                                               755,214
                                                                                            ----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.42%
      GNMA, 2002-41, 6.00%, 07/20/27                                               690,000     731,254
                                                                                            ----------
   TOTAL AGENCY OBLIGATIONS (COST $1,889,209)                                                1,604,856
                                                                                            ----------
ASSET BACKED SECURITIES -- 20.83%
   FINANCIAL SERVICES -- 20.83%
      Asset Securitization Corp. 1997-MD7 A1A, 7.32%, 01/13/30                      38,944      41,934
      Chase Commercial Mortgage Securities Corp. 1996-1 A1, 7.60%, 12/18/05         18,943      19,227
      Chase Commercial Mortgage Securities Corp. 1996-2 A2, 6.90%, 09/19/06         81,954      89,816
      Chase Commercial Mortgage Securities Corp. 1999-2 A1, 7.032%, 10/15/08        62,886      69,927
      Commercial Mortgage, 7.03%, 05/15/09                                          20,000      23,053
      Conseco Finance Securitizations Corp. 2000-1 M2, 9.08%, 05/01/31              25,000      16,250
      CS First Boston Mortgage Securities Corp. 1997-C1 A1B, 7.15%, 08/20/06        72,086      74,756
      CS First Boston Mortgage Securities Corp. 1998-C1 A1A, 6.26%, 12/17/07        38,445      40,758
      CS First Boston Mortgage Securities Corp. 1998-C1 A1B, 6.48%, 05/17/08        90,000     100,681
      Deutsche Mortgage And Asset Receiving Corp. 1998-C1 A2, 6.538%, 02/15/08      65,000      71,414
      DLJ Commercial Mortgage Corp. 1998-CF1 A1B, 6.41%, 02/15/08                   25,000      27,906
      DLJ Commercial Mortgage Corp. 1998-CG1 A1B, 6.41%, 05/10/08                  105,000     117,449
      FDIC REMIC Trust 1996-C1 1A, 6.75%, 05/25/26                                  13,635      13,635
      First Union-Lehman Bros. Comm. Mortgage 1997-C1 A3, 7.38%, 04/18/07          110,000     125,483
      GMAC Commercial Mortgage Sec. Corp. 1997-C2 A3, 6.566%, 11/15/07              45,000      49,554
      JP Morgan Commercial Mort. Finance Corp. 1999-C7 A1, 6.18%, 10/15/35          38,633      41,716
      Lehman Large Loan 1997-LLI A1, 6.79%, 06/12/04                                15,113      16,001
      Merrill Lynch Mortgage Investors, Inc. 1995-C2 A1, 6.8013%, 06/15/21          46,556      47,687
      Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1, 6.31%, 11/15/26            18,412      19,520
      Merrill Lynch Mortgage Investors, Inc. 1998-C2 A2, 6.39%, 02/15/30            65,000      71,789
      Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3, 7.12%, 06/18/29            20,000      22,474
      Morgan Stanley Capital I 1998-HF1 A1, 6.19%, 01/15/07                         25,646      27,410
      Mortgage Capital Funding, Inc. 1998-MC1 A1, 6.417%, 06/18/07                  41,011      44,034
      Mortgage Capital Funding, Inc. 1998-MC3 A1, 6.001%, 11/18/31                  16,078      17,247
      Nomura Asset Securities Corp. 6.7839%                                         50,000      57,695
      Salomon Brothers Mortgage Securities VI 1986-1 A, 6.00%, 12/25/11             84,323      86,493
                                                                                            ----------
   TOTAL ASSET BACKED SECURITIES (COST $1,173,968)                                           1,333,909
                                                                                            ----------
CORPORATE BONDS -- 44.86%
   BANKS -- 3.52%
      Bank One Corp., 7.625%, 08/01/05                                             200,000     225,346
                                                                                            ----------
   CHEMICALS -- 10.58%
      Cytec Industries, Inc., 6.75%, 03/15/08                                      105,000     107,782
      Dow Chemical Co., 5.00%, 11/15/07                                            200,000     203,614
      HNA Holdings Inc., 6.125%, 02/01/04                                           25,000      25,984
      HNA Holdings Inc., 7.125%, 03/15/09                                          150,000     163,947
      Nova Chemicals, Inc., 7.00%, 09/15/05                                        185,000     176,213
                                                                                            ----------
                                                                                               677,540
                                                                                            ----------


                            QUAKER FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                                                 PRINCIPAL    VALUE
                                                                                 ---------    -----
CORPORATE BONDS -- (continued)

   FINANCIAL SERVICES -- 13.28%
      American Express Co., 3.75%, 11/20/07                                        200,000  $  202,437
      General Electric Capital Corp., 4.25%, 01/15/08                              200,000     205,111
      General Electric Capital Corp., 6.50%, 12/10/07                              200,000     225,544
      Morgan Stanley, 6.30%, 01/15/06                                              200,000     217,347
                                                                                            ----------
                                                                                               850,439
                                                                                            ----------
   FOREST & PAPER PRODUCTS -- 6.31%
      Boise Cascade Co., 6.70%, 12/01/26                                           400,000     404,250
                                                                                            ----------
   MEDICAL PRODUCTS -- 4.27%
      Bard (C.R.) Inc., 6.70%, 12/01/26                                            250,000     273,748
                                                                                            ----------
   RETAIL -- 1.98%
      Ikon Office Solutions, 6.75%, 11/01/04                                       130,000     127,114
                                                                                            ----------
   TELECOMMUNICATIONS -- 3.56%
      Verizon Global Funding Corp., 7.60%, 03/15/07                                200,000     228,093
                                                                                            ----------
   UTILITIES -- 1.36%
      Calpine Energy Corp., 8.50%, 02/15/01                                        200,000      87,000
                                                                                            ----------
   TOTAL CORPORATE BONDS (COST $2,915,173)                                                   2,873,530
                                                                                            ----------
SHORT-TERM INVESTMENTS -- 8.12%
      Merrill Master Repo Trust                                                    519,971     519,971
                                                                                            ----------
   TOTAL SHORT-TERM INVESTMENTS (COST $519,971)                                                519,971
                                                                                            ----------
TOTAL VALUE OF INVESTMENTS (COST $6,498,321)(98.87%)                                         6,332,266
OTHER ASSETS LESS LIABILITIES, NET (1.13%)                                                      72,704
                                                                                            ----------
   NET ASSETS (100.00%)                                                                     $6,404,970
                                                                                            ==========


    The accompanying notes are an integral part of the financial statements

                          QUAKER HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
CORPORATE BONDS -- 59.52%

   AIRLINES -- 27.48%
      American Airlines, Inc., 8.80%, 09/16/15           320,000     $  180,150
      Delta Air Lines, Inc., 10.125%, 05/15/10           400,000        280,000
                                                                     ----------
                                                                        460,150
                                                                     ----------
   AUTO MANUFACTURERS -- 1.45%
      Navistar International Corp., 8.00%, 02/01/08       30,000         24,300
                                                                     ----------
   COMMERCIAL SERVICES -- 3.28%
      Reynolds & Reynolds Co., 7.00%, 12/15/06            50,000         54,946
                                                                     ----------
   ENGINEERING & CONSTRUCTION -- 3.59%
      Foster Wheeler LLC, 6.75%, 11/15/05                100,000         60,125
                                                                     ----------
   INSURANCE -- 0.48%
      Conseco Financing, 8.70%, 11/15/26*              1,600,000          8,000
                                                                     ----------
   OIL & GAS -- 0.55%
      Lone Star Technologies, Inc., 9.00%, 06/01/11       10,000          9,200
                                                                     ----------
   SEMICONDUCTORS -- 16.68%
      Conexant Systems, Inc., 4.25%, 05/01/06            585,000        279,338
                                                                     ----------
   TRANSPORTATION SERVICES -- 6.01%
      Airborne, Inc., 7.35%, 09/15/05                    100,000        100,697
                                                                     ----------
   TOTAL CORPORATE BONDS (COST $1,864,465)                              996,756
                                                                     ----------
SHORT-TERM INVESTMENTS-- 39.94%

      Merrill Master Repo Trust                          668,942        668,942
                                                                     ----------
   TOTAL SHORT-TERM INVESTMENTS (COST $668,942)                         668,942
                                                                     ----------
TOTAL VALUE OF INVESTMENTS (COST $2,533,407)(99.46%)                  1,665,698
OTHER ASSETS LESS LIABILITIES, NET (0.54%)                                9,090
                                                                     ----------
   NET ASSETS (100.00%)                                              $1,674,788
                                                                     ==========

*Non-income producing investment


    The accompanying notes are an integral part of the financial statements

                       QUAKER CAPITAL OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK -- 96.07%

   AEROSPACE & DEFENSE -- 1.00%
      Rockwell Collins, Inc.                               3,000     $   69,780
                                                                     ----------
   AGRICULTURAL PRODUCTS -- 2.88%
      Loews Corp. -- Carolina Group                       10,000        202,700
                                                                     ----------
   AUTO PARTS & EQUIPMENT -- 0.33%
      IMPCO Technologies, Inc.*                            5,000         23,450
                                                                     ----------
   BIOTECHNOLOGY -- 3.03%
      Gene Logic, Inc.*                                   22,500        141,525
      Millennium Pharmaceuticals, Inc.*                    9,000         71,460
                                                                     ----------
                                                                        212,985
                                                                     ----------
   COMMERCIAL SERVICES -- 0.38%
      McKesson Corp.                                       1,000         27,030
                                                                     ----------
   COMPUTER SOFTWARE & SERVICES -- 3.05%
      Eclipsys Corp.*                                     40,000        214,000
                                                                     ----------
   COMPUTERS -- 1.11%
      Sun Microsystems, Inc.*                             25,000         77,750
                                                                     ----------
   DATA PROCESSING -- 2.45%
      Dun & Bradstreet Corp.*                              5,000        172,450
                                                                     ----------
   ENERGY -- ALTERNATE SOURCES -- 0.69%
      Ballard Power Systems, Inc.*                         2,000         22,160
      Hydrogenics Corp.*                                   7,500         26,483
                                                                     ----------
                                                                         48,643
                                                                     ----------
   HEALTHCARE -- PRODUCTS -- 5.33%
      Edwards Lifesciences Corp.*                          4,250        108,247
      Idexx Laboratories, Inc.*                            8,000        266,400
                                                                     ----------
                                                                        374,647
                                                                     ----------
   INSURANCE -- 3.01%
      Loews Corp.                                          4,750        211,185
                                                                     ----------
   INTERNET SOFTWARE & SERVICES -- 3.03%
      EDGAR Online, Inc.*                                105,000        185,850
      Verity, Inc.*                                        2,000         26,782
                                                                     ----------
                                                                        212,632
                                                                     ----------
   MINING -- PRECIOUS METALS -- 19.10%
      Anglogold Ltd.                                      12,500        428,250
      Gold Fields Ltd.                                    25,000        349,000
      Harmony Gold Mining Co. Ltd.                        24,250        407,642
      PAN American Silver Corp.*                          20,000        156,800
                                                                     ----------
                                                                      1,341,692
                                                                     ----------
   MULTI-MEDIA -- 3.21%
      Comcast Corp.*                                      10,000        225,900
                                                                     ----------

                       QUAKER CAPITAL OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK -- (continued)

   OIL & GAS -- 20.15%
      Chesapeake Energy Corp.                             56,500     $  437,310
      Kinder Morgan Energy Partners LP                    10,000        350,000
      Marathon Oil Corp.                                  10,000        212,900
      Royal Dutch Petroleum Co.                            1,250         55,025
      Suncor Energy, Inc.                                 23,000        360,410
                                                                     ----------
                                                                      1,415,645
                                                                     ----------
   PHARMACEUTICALS -- 1.27%
      Pharmacopeia, Inc.*                                 10,000         89,200
                                                                     ----------
   REAL ESTATE -- 9.57%
      Hospitality Properties Trust                         1,250         44,000
      Kimco Realty Corp.                                     500         15,320
      Manufactured Home Communities, Inc.                  6,000        177,780
      St Joe Co.                                          10,000        300,000
      Sun Communities, Inc.                                3,700        135,309
                                                                     ----------
                                                                        672,409
                                                                     ----------
   RETAIL -- 4.69%
      Chicago Pizza & Brewery, Inc.*                      15,000        103,500
      Ruby Tuesday, Inc.                                   8,000        138,320
      Smith & Wollensky Restaurant Group, Inc.*           25,000         87,500
                                                                     ----------
                                                                        329,320
                                                                     ----------
   SEMICONDUCTORS -- 0.74%
      AstroPower, Inc.*                                    6,500         51,935
                                                                     ----------
   TELECOMMUNICATIONS -- 11.05%
      BCE, Inc.                                           12,500        225,125
      IDT Corp.*                                          19,500        337,155
      Nextel Communications, Inc.*                         1,500         17,325
      Qwest Communications International, Inc.*           35,000        175,000
      Sprint Corp. -- PCS Group*                           5,000         21,900
                                                                     ----------
                                                                        776,505
                                                                     ----------
      TOTAL COMMON STOCK (COST $6,689,022)                            6,749,858
                                                                     ----------
SHORT-TERM INVESTMENTS -- 3.60%

      Merrill Master Repo Trust                          252,752        252,752
                                                                     ----------
      TOTAL SHORT-TERM INVESTMENTS (COST $252,752)                      252,752
                                                                     ----------
TOTAL VALUE OF INVESTMENTS (COST $6,941,774)(99.67%)                  7,002,610
OTHER ASSETS LESS LIABILITIES, NET (0.33%)                               23,118
                                                                     ----------
   NET ASSETS (100.00%)                                              $7,025,728
                                                                     ==========

*Non-income producing investment


    The accompanying notes are an integral part of the financial statements

                         GEEWAX TERKER CORE VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK -- 99.34%

   AUTO PARTS & EQUIPMENT -- 4.05%
      Aftermarket Technology Corp.*                          900     $   13,050
      American Axle & Manufacturing Holdings, Inc.*          900         21,078
                                                                     ----------
                                                                         34,128
                                                                     ----------
   BANKS -- 2.22%
      Wells Fargo & Co.                                      400         18,748
                                                                     ----------
   CHEMICALS -- 3.14%
      Valspar Corp.                                          600         26,508
                                                                      ----------
  COMMERCIAL SERVICES -- 4.07%
      Cendant Corp.*                                       1,600         16,768
      Pharmaceutical Product Development, Inc.*              600         17,562
                                                                     ----------
                                                                         34,330
                                                                     ----------
   COMPUTER SOFTWARE & SERVICES -- 4.90%
      Microsoft Corp.*                                       800         41,360
                                                                     ----------
   COSMETICS & TOILETRIES -- 5.93%
      Chattem, Inc.*                                       1,600         32,880
      Procter & Gamble Co.                                   200         17,188
                                                                     ----------
                                                                         50,068
                                                                     ----------
   ELECTRONICS & ELECTRICAL COMPONENTS -- 2.16%
      American Power Conversion Corp.*                     1,200         18,180
                                                                     ----------
   FINANCIAL SERVICES -- 18.23%
      Affiliated Managers Group, Inc.*                       500         25,150
      American Express Co.                                   400         14,140
      Citigroup, Inc.                                      1,000         35,190
      Doral Financial Corp.                                1,650         47,190
      Fannie Mae                                             500         32,165
                                                                     ----------
                                                                        153,835
                                                                     ----------
   FOOD & BEVERAGES -- 4.46%
      Anheuser-Busch Cos., Inc.                              300         14,520
      Pepsi Bottling Group, Inc.                             900         23,130
                                                                     ----------
                                                                         37,650
                                                                     ----------
   HEALTHCARE -- SERVICES -- 5.23%
      Anthem, Inc.*                                          400         25,160
      Renal Care Group, Inc.*                                600         18,984
                                                                     ----------
                                                                         44,144
                                                                     ----------
   MISCELLANEOUS MANUFACTURING -- 4.91%
      General Electric Co.                                 1,700         41,395
                                                                     ----------
   OFFICE & BUSINESS EQUIPMENT -- 3.10%
      Pitney Bowes, Inc.                                     800         26,128
                                                                     ----------

                         GEEWAX TERKER CORE VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK -- (continued)

   OIL & GAS -- 13.22%
      ConocoPhillips                                         500       $ 24,195
      Devon Energy Corp.                                     600         27,540
      Enbridge Energy Management LLC                         700         26,250
      Pogo Producing Co.                                     900         33,525
                                                                       --------
                                                                        111,510
                                                                       --------
   PHARMACEUTICALS -- 1.81%
      Pfizer, Inc.                                           500         15,285
                                                                       --------
   RETAIL -- 15.33%
      Advance Auto Parts, Inc.*                              300         14,670
      Guitar Center, Inc.*                                 1,680         27,821
      Party City Corp.*                                    1,700         20,400
      Staples, Inc.*                                       1,700         31,110
      Wal-Mart Stores, Inc.                                  700         35,357
                                                                       --------
                                                                        129,358
                                                                       --------
   SEMICONDUCTORS -- 1.70%
      Analog Devices, Inc.*                                  600         14,322
                                                                       --------
   TELECOMMUNICATIONS -- 1.74%
      RF Micro Devices, Inc.*                              2,000         14,660
                                                                       --------
   TRANSPORTATION SERVICES -- 3.14%
      Genesee & Wyoming, Inc.*                             1,300         26,455
                                                                       --------
      TOTAL COMMON STOCK (COST $880,283)                                838,064
                                                                       --------
SHORT-TERM INVESTMENTS -- 0.67%

      Merrill Master Repo Trust                            5,662          5,662
                                                                       --------
      TOTAL SHORT-TERM INVESTMENTS (COST $5,662)                          5,662
                                                                       --------
TOTAL VALUE OF INVESTMENTS (COST $885,945)(100.01%)                     843,726
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.01%)                         (58)
                                                                       --------
   NET ASSETS (100.00%)                                                $843,668
                                                                       ========

*Non-income producing investment


    The accompanying notes are an integral part of the financial statements

                     QUAKER BIOTECH PHARMA-HEALTHCARE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK -- 50.96%

   BIOTECHNOLOGY -- 21.09%
      Affymetrix, Inc.*                                    1,745     $   39,943
      Amgen, Inc.*                                           760         36,738
      Biogen, Inc.*                                          950         38,057
      Genentech, Inc.*                                     2,380         78,921
      InterMune, Inc.*                                     1,440         36,734
      Invitrogen Corp.*                                    1,330         41,669
                                                                     ----------
                                                                        272,062
                                                                     ----------
   PHARMACEUTICALS -- 17.51%
      Celgene Corp.*                                       3,620         77,722
      Cephalon, Inc.*                                        780         37,961
      Roche Holding AG                                       611         42,576
      Teva Pharmaceutical Industries Ltd.                    760         29,344
      Versicor, Inc.*                                      3,550         38,305
                                                                     ----------
                                                                        225,908
                                                                     ----------
   THERAPEUTICS -- 12.36%
      BioMarin Pharmaceuticals, Inc.*                      5,500         38,775
      Gilead Sciences, Inc.*                               1,160         39,440
      Scios, Inc.*                                         1,360         44,309
      United Therapeutics Corp.*                           2,210         36,907
                                                                     ----------
                                                                        159,431
                                                                     ----------
      TOTAL COMMON STOCK (COST $693,024)                                657,401
                                                                     ----------
   PUT OPTIONS PURCHASED -- 0.02%
      Cephalon, Inc. January Strike 45                       300            315
                                                                     ----------
      TOTAL PUT OPTIONS PURCHASED (COST $647)                               315
                                                                     ----------
SHORT-TERM INVESTMENTS -- 33.85%
      Merrill Master Repo Trust                          436,587        436,587
                                                                     ----------
      TOTAL SHORT-TERM INVESTMENTS (COST $436,587)                      436,587
                                                                     ----------
TOTAL VALUE OF INVESTMENTS (COST $1,130,258)(84.83%)                  1,094,303
OTHER ASSETS LESS LIABILITIES, NET (15.17%)                             195,659
                                                                     ----------
   NET ASSETS (100.00%)                                              $1,289,962
                                                                     ==========

*Non-income producing investment


    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         DECEMBER 31, 2002 (UNAUDITED)

                                                               CORE EQUITY    AGGRESSIVE      MID-CAP      SMALL-CAP     SMALL-CAP
                                                                   FUND      GROWTH FUND     VALUE FUND    VALUE FUND   GROWTH FUND
                                                               --------------------------------------------------------------------
ASSETS:
 Investments, at value (note 1)                                $ 9,194,720   $145,971,698   $11,982,754   $21,729,026   $ 1,819,020
 Cash                                                                   --             --            --            --            --
 Deposits with brokers for securities sold short                        --     26,970,688            --            --            --
 Receivables:
   Dividends and interest                                            6,691        249,843        38,360         9,568           530
   Fund shares sold                                                  1,737      3,517,540        23,562       131,000         2,152
   Investment securities sold                                      505,204      5,174,961        99,841           996            --
 Deferred organization expenses, net (note 3)                           --             --            --            --            --
 Prepaid expenses and other assets                                  10,850         54,703        13,658        16,860         1,246
                                                               -----------   ------------   -----------   -----------   -----------
      TOTAL ASSETS                                               9,719,202    181,939,433    12,158,175    21,887,450     1,822,948
                                                               -----------   ------------   -----------   -----------   -----------
LIABILITIES:
 Payables:
   Call options written, at value                                       --        286,410            --            --            --
   Securities sold short, at value                                      --     14,239,216            --            --            --
   Fund shares redeemed                                              1,650        460,883       337,530       115,459            --
   Investment securities purchased                                 535,054        687,271       327,021       122,531            --
   Distributions                                                        --             --            --            --            --
 Accrued expenses                                                    7,971         74,601         7,846         5,935         4,265
 Due to adviser (note 2)                                             9,442        183,929        12,060        88,470         2,029
 Other payables                                                         --             --            --            --            --
                                                               -----------   ------------   -----------   -----------   -----------
      TOTAL LIABILITIES                                            554,117     15,932,310       684,457       332,395         6,294
                                                               -----------   ------------   -----------   -----------   -----------
NET ASSETS                                                     $ 9,165,085   $166,007,123   $11,473,718   $21,555,055   $ 1,816,654
                                                               ===========   ============   ===========   ===========   ===========
NET ASSETS CONSIST OF:
 Paid-in capital                                               $17,971,885   $201,601,776   $15,266,416   $23,665,801   $ 3,114,461
 Undistributed net investment income                               (75,577)      (838,491)       11,629      (184,742)      (30,514)
 Accumulated net realized gain (loss) on investments            (7,971,055)   (29,597,516)   (2,638,598)     (982,432)   (1,242,968)
 Net unrealized appreciation (depreciation) on investments        (760,168)    (5,158,646)   (1,165,729)     (943,572)      (24,325)
                                                               -----------   ------------   -----------   -----------   -----------
TOTAL NET ASSETS                                               $ 9,165,085   $166,007,123   $11,473,718   $21,555,055   $ 1,816,654
                                                               ===========   ============   ===========   ===========   ===========
INVESTMENTS, AT COST                                           $ 9,954,888   $151,255,359   $13,148,483   $22,672,598   $ 1,843,345

PREMIUMS FROM OPTIONS WRITTEN                                           --        355,763            --            --            --

PROCEEDS FROM SECURITIES SOLD SHORT                                     --     14,294,878            --            --            --

CLASS A SHARES:
 Net Assets                                                    $ 6,739,595   $141,480,674   $ 4,372,413   $ 6,147,244   $   107,268
                                                               -----------   ------------   -----------   -----------   -----------
 Shares of Beneficial interest outstanding                         792,430      9,499,818       481,242       530,418        17,425
                                                               -----------   ------------   -----------   -----------   -----------
 Net Asset Value, per share                                    $      8.50   $      14.89   $      9.09   $     11.59   $      6.16
                                                               ===========   ============   ===========   ===========   ===========
 Offering price per share                                      $      8.99   $      15.76   $      9.62   $     12.26   $      6.52
                                                               ===========   ============   ===========   ===========   ===========
CLASS B SHARES:
 Net Assets                                                    $   102,512   $ 10,548,953   $ 1,884,234   $   533,461   $    42,428
                                                               -----------   ------------   -----------   -----------   -----------
 Shares of Beneficial interest outstanding                          12,249        716,641       209,602        46,770         6,975
                                                               -----------   ------------   -----------   -----------   -----------
 Net Asset Value, offering and redemption(1) price per share   $      8.37   $      14.72   $      8.99   $     11.41   $      6.08
                                                               ===========   ============   ===========   ===========   ===========
CLASS C SHARES:
 Net Assets                                                    $   229,264   $  9,879,236   $ 4,363,027   $   968,371   $   134,873
                                                               -----------   ------------   -----------   -----------   -----------
 Shares of Beneficial interest outstanding                          27,560        673,326       491,474        86,974        22,082
                                                               -----------   ------------   -----------   -----------   -----------
 Net Asset Value, offering and redemption(1) price per share   $      8.32   $      14.67   $      8.88   $     11.13   $      6.11
                                                               ===========   ============   ===========   ===========   ===========
CLASS I SHARES:
 Net Assets                                                    $ 2,093,714   $  4,098,260   $   854,044   $13,905,979   $ 1,532,085
                                                               -----------   ------------   -----------   -----------   -----------
 Shares of Beneficial interest outstanding                         258,609        273,950        93,017     1,191,953       243,858
                                                               -----------   ------------   -----------   -----------   -----------
 Net Asset Value, offering and redemption price per share      $      8.10   $      14.96   $      9.18   $     11.67   $      6.28
                                                               ===========   ============   ===========   ===========   ===========


                                                                                           CAPITAL       GEEWAX        BIOTECH
                                                              FIXED INCOME  HIGH YIELD  OPPORTUNITIES  TERKER CORE     PHARMA-
                                                                 FUND          FUND         FUND       VALUE FUND  HEALTHCARE FUND
                                                               --------------------------------------------------------------------
ASSETS:
 Investments, at value (note 1)                                $6,332,266   $1,665,698   $7,002,610    $  843,726    $1,094,303
 Cash                                                                  --           --           --            --            --
 Deposits with brokers for securities sold short                       --           --           --            --            --
 Receivables:
   Dividends and interest                                          75,048       82,813        7,565           527           262
   Fund shares sold                                                 4,545          918      113,093            --       193,507
   Investment securities sold                                          --           --           --            --            --
 Deferred organization expenses, net (note 3)                          --           --           --            --            --
 Prepaid expenses and other assets                                 25,143        1,708        5,208           472         2,467
                                                               ----------   ----------   ----------    ----------    ----------
      TOTAL ASSETS                                              6,437,002    1,751,137    7,128,476       844,725     1,290,539
                                                               ----------   ----------   ----------    ----------    ----------
LIABILITIES:
 Payables:
   Call options written, at value                                      --           --           --            --            --
   Securities sold short, at value                                     --           --           --            --
   Fund shares redeemed                                            11,047       72,634       17,197            --            --
   Investment securities purchased                                     --           --       77,867            --            --
   Distributions                                                    8,516           --           --            --            --
 Accrued expenses                                                   4,600        2,163        3,906           285            --
 Due to adviser (note 2)                                            7,869        1,552        3,778           772           577
 Other payables                                                        --           --           --            --            --
                                                               ----------   ----------   ----------    ----------    ----------
      TOTAL LIABILITIES                                            32,032       76,349      102,748         1,057           577
                                                               ----------   ----------   ----------    ----------    ----------
NET ASSETS                                                     $6,404,970   $1,674,788   $7,025,728    $  843,668    $1,289,962
                                                               ==========   ==========   ==========    ==========    ==========
NET ASSETS CONSIST OF:
 Paid-in capital                                               $7,204,971   $5,097,787   $7,678,526    $1,026,972    $1,329,879
 Undistributed net investment income                                   --           --      (31,214)       (4,306)         (562)
 Accumulated net realized gain (loss) on investments             (633,946)  (2,555,290)    (682,420)     (136,779)       (3,400)
 Net unrealized appreciation (depreciation) on investments       (166,055)    (867,709)      60,836       (42,219)      (35,955)
                                                               ----------   ----------   ----------    ----------    ----------
TOTAL NET ASSETS                                               $6,404,970   $1,674,788   $7,025,728    $  843,668    $1,289,962
                                                               ==========   ==========   ==========    ==========    ==========
INVESTMENTS, AT COST                                           $6,498,321   $2,533,407   $6,941,774    $  885,945    $1,130,258

PREMIUMS FROM OPTIONS WRITTEN                                          --           --           --            --            --

PROCEEDS FROM SECURITIES SOLD SHORT                                    --           --           --            --            --

CLASS A SHARES:
 Net Assets                                                    $2,934,894   $  470,834   $2,398,459    $  843,668    $  882,839
                                                               ----------   ----------   ----------    ----------    ----------
 Shares of Beneficial interest outstanding                        302,366       74,409      282,396       103,040        92,649
                                                               ----------   ----------   ----------    ----------    ----------
 Net Asset Value, per share                                    $     9.71   $     5.48   $     8.49    $     8.19    $     9.53
                                                               ==========   ==========   ==========    ==========    ==========
 Offering price per share                                      $    10.14   $     5.72   $     8.98    $     8.67    $    10.08
                                                               ==========   ==========   ==========    ==========    ==========
CLASS B SHARES:
 Net Assets                                                    $1,270,360   $  283,426   $  621,713                  $  206,254
                                                               ----------   ----------   ----------                  ----------
 Shares of Beneficial interest outstanding                        131,321       51,777       72,918                      21,661
                                                               ----------   ----------   ----------                  ----------
 Net Asset Value, offering and redemption(1) price per share   $     9.67   $     5.47   $     8.53                  $     9.52
                                                               ==========   ==========   ==========                  ==========
CLASS C SHARES:
 Net Assets                                                    $1,723,790   $  291,754   $4,005,556                  $  200,869
                                                               ----------   ----------   ----------                  ----------
 Shares of Beneficial interest outstanding                        178,137       53,360      469,986                      21,086
                                                               ----------   ----------   ----------                  ----------
 Net Asset Value, offering and redemption(1) price per share   $     9.68   $     5.47   $     8.52                  $     9.53
                                                               ==========   ==========   ==========                  ==========
CLASS I SHARES:
 Net Assets                                                    $  475,926   $  691,774
                                                               ----------   ----------
 Shares of Beneficial interest outstanding                         49,128      126,241
                                                               ----------   ----------
 Net Asset Value, offering and redemption price per share      $     9.69   $     5.48
                                                               ==========   ==========



(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.


    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


                                                               CORE EQUITY    AGGRESSIVE      MID-CAP      SMALL-CAP     SMALL-CAP
                                                                   FUND       VALUE FUND     VALUE FUND    VALUE FUND   GROWTH FUND
                                                               --------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
   Dividends                                                   $    41,373   $    644,743   $   155,234   $    96,279   $     6,338
   Interest                                                            685        433,391        35,591         3,658           302
                                                               -----------   ------------   -----------   -----------   -----------
      TOTAL INCOME                                                  42,058      1,078,134       190,825        99,937         6,640
                                                               -----------   ------------   -----------   -----------   -----------
EXPENSES:
   Investment advisory fees (note 2)                                62,713      1,136,731        81,544       205,767        16,641
   Fund administration, accounting, and transfer agent
      fees (note 2)                                                 20,788        297,076        26,981        37,906         8,785
   Custody fees                                                      4,908         25,693         7,973         3,987         7,207
   Trustee fees and meeting expenses                                 1,439         21,104         1,868         2,758           381
   Legal fees                                                          120          1,757           156           230            32
   Audit fees                                                        1,439         21,159         1,868         2,758           380
   Distribution fees -- Class A                                     11,633        192,426         5,474         8,526           144
   Distribution fees -- Class B                                        511         49,726         9,973         2,667           211
   Distribution fees -- Class C                                      1,771         33,113        23,288         4,792           592
   President's expense                                               1,247         18,431         1,631         2,390           390
   Registration and filing expenses                                  4,278         19,795         8,217         9,680           570
   Printing expenses                                                 2,998         43,969         3,881         5,745           819
   Amortization of deferred organizational expenses (note 3)            --             --         1,423            --            --
   Other operating expenses                                          3,790         55,645         4,919         7,262         1,002
                                                               -----------   ------------   -----------   -----------   -----------
      TOTAL EXPENSES                                               117,635      1,916,625       179,196       294,468        37,154
         Less:
            Expense reimbursements (note 2)                             --             --            --            --            --
            Investment advisory fees waived (note 2)                    --             --            --         9,789            --
                                                               -----------   ------------   -----------   -----------   -----------
      NET EXPENSES                                                 117,635      1,916,625       179,196       284,679        37,154
                                                               -----------   ------------   -----------   -----------   -----------
         NET INVESTMENT INCOME (LOSS)                              (75,577)      (838,491)       11,629      (184,742)      (30,514)
                                                               -----------   ------------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING
      SHORT SECURITIES)                                         (1,572,546)   (13,526,299)   (2,491,387)   (1,187,072)     (545,323)
   NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                       --      3,905,726            --            --            --
   NET REALIZED GAIN (LOSS) FROM OPTIONS                                --      3,153,807            --            --            --
   NET UNREALIZED APPRECIATION (DEPRECIATION)
      ON INVESTMENTS                                               182,241     (5,458,274)   (1,342,402)   (2,971,355)     (120,107)
                                                               -----------   ------------   -----------   -----------   -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS                                            (1,390,305)   (11,925,040)   (3,833,789)   (4,158,427)     (665,430)
                                                               -----------   ------------   -----------   -----------   -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                       $(1,465,882)  $(12,763,531)  $(3,822,160)  $(4,343,169)  $  (695,944)
                                                               ===========   ============   ===========   ===========   ===========



                                                                                           CAPITAL       GEEWAX       BIOTECH
                                                              FIXED INCOME  HIGH YIELD  OPPORTUNITIES  TERKER CORE     PHARMA-
                                                                  FUND         FUND         FUND       VALUE FUND  HEALTHCARE FUND
                                                               -------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
   Dividends                                                   $      --    $       --    $  41,500     $   4,353    $     --
   Interest                                                      535,365       155,320        3,504            36         395
                                                               ---------    ----------    ---------     ---------    --------
      TOTAL INCOME                                               535,365       155,320       45,004         4,389         395
                                                               ---------    ----------    ---------     ---------    --------
EXPENSES:
   Investment advisory fees (note 2)                              65,253        12,552       30,137         4,616         937
   Fund administration, accounting, and transfer agent
      fees (note 2)                                               21,543         3,939       10,578         1,453         158
   Custody fees                                                    3,067         1,078        5,029           372          --
   Trustee fees and meeting expenses                               1,569           285          695           106          12
   Legal fees                                                        131            24           58             9           1
   Audit fees                                                      1,569           285          699           106          12
   Distribution fees -- Class A                                   12,288           533        2,550         1,099         149
   Distribution fees -- Class B                                    5,968         1,500        2,107            --         261
   Distribution fees -- Class C                                    8,122         1,177       16,505            --          17
   President's expense                                             1,360           247          605            92          11
   Registration and filing expenses                                4,674           440        3,965           342          --
   Printing expenses                                               3,268           594        1,455           221          26
   Amortization of deferred organizational expenses (note 3)          --            --           --            --          --
   Other operating expenses                                        4,122           751        1,835           279          33
                                                               ---------    ----------    ---------     ---------    --------
      TOTAL EXPENSES                                             132,934        23,405       76,218         8,695       1,617
         Less:
            Expense reimbursements (note 2)                           --            --           --            --          --
            Investment advisory fees waived (note 2)                  --            --           --            --         660
                                                               ---------    ----------    ---------     ---------    --------
      NET EXPENSES                                               132,934        23,405       76,218         8,695         957
                                                               ---------    ----------    ---------     ---------    --------
         NET INVESTMENT INCOME (LOSS)                            402,431       131,915      (31,214)       (4,306)       (562)
                                                               ---------    ----------    ---------     ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING
      SHORT SECURITIES)                                         (146,139)   (1,180,855)    (608,599)     (137,411)     (3,400)
   NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                     --            --           --            --          --
   NET REALIZED GAIN (LOSS) FROM OPTIONS                              --            --           --            --          --
   NET UNREALIZED APPRECIATION (DEPRECIATION)
      ON INVESTMENTS                                            (387,089)      436,695      177,292        28,617     (35,955)
                                                               ---------    ----------    ---------     ---------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS                                            (533,228)     (744,160)    (431,307)     (108,794)    (39,355)
                                                               ---------    ----------    ---------     ---------    --------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                       $(130,797)   $ (612,245)   $(462,521)    $(113,100)   $(39,917)
                                                               =========    ==========    =========     =========    ========


    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                             CORE EQUITY    AGGRESSIVE      MID-CAP      SMALL-CAP     SMALL-CAP
                                                                 FUND       VALUE FUND     VALUE FUND    VALUE FUND   GROWTH FUND
                                                             ---------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                              $   (75,577)  $   (838,491)  $    11,629   $  (184,742)   $  (30,514)
   Net realized gain (loss) on from investment
      transactions                                            (1,572,546)    (6,466,766)   (2,491,387)   (1,187,072)     (545,323)
   Net unrealized appreciation (depreciation)
      on investments                                             182,241     (5,458,274)   (1,342,402)   (2,971,355)     (120,107)
                                                             -----------   ------------   -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                           $(1,465,882)  $(12,763,531)  $(3,822,160)  $(4,343,169)   $ (695,944)
                                                             -----------   ------------   -----------   -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                                   --             --            --            --            --
   Net investment income -- Class B                                   --             --            --            --            --
   Net investment income -- Class C                                   --             --            --            --            --
   Net investment income -- Class I                                   --             --            --            --            --
   Net realized capital gain -- Class A                               --             --      (234,664)     (452,591)           --
   Net realized capital gain -- Class B                               --             --       (99,527)      (39,453)           --
   Net realized capital gain -- Class C                               --             --      (238,039)      (64,894)           --
   Net realized capital gain -- Class I                               --             --       (44,211)   (1,005,418)           --
                                                             -----------   ------------   -----------   -----------    ----------
      TOTAL DISTRIBUTIONS                                             --             --      (616,441)   (1,562,356)           --
                                                             -----------   ------------   -----------   -----------    ----------
CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
      transactions (note 7)                                   (2,756,871)      (177,370)   (3,777,925)    1,143,467    (1,320,856)
                                                             -----------   ------------   -----------   -----------    ----------
         TOTAL INCREASE (DECREASE) IN NET ASSETS              (4,222,753)   (12,940,901)   (8,216,526)   (4,762,058)   (2,016,800)

NET ASSETS
   Beginning of period                                        13,387,838    178,948,024    19,690,244    26,317,113     3,833,454
                                                             -----------   ------------   -----------   -----------    ----------
   End of period                                             $ 9,165,085   $166,007,123   $11,473,718   $21,555,055    $1,816,654
                                                             ===========   ============   ===========   ===========    ==========
FOR THE FISCAL YEAR ENDED JUNE 30, 2002

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                              $  (209,009)  $ (1,234,326)  $  (134,611)  $  (319,441)   $  (81,032)
   Net realized gain (loss) on from investment
      transactions                                            (2,355,496)   (21,048,270)      474,759     1,772,423      (310,778)
   Net unrealized appreciation (depreciation)
      on investments                                          (1,581,877)       624,207      (364,559)   (1,494,648)     (146,428)
                                                             -----------   ------------   -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                            (4,146,382)   (21,658,389)      (24,411)      (41,666)     (538,238)
                                                             -----------   ------------   -----------   -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- No Load-Class                             --       (260,388)           --            --            --
   Net realized capital gain -- No Load-Class                         --             --      (315,563)   (1,206,713)           --
                                                             -----------   ------------   -----------   -----------    ----------
TOTAL DISTRIBUTIONS                                                   --       (260,388)     (315,563)   (1,206,713)           --
                                                             -----------   ------------   -----------   -----------    ----------
CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
      transactions (note 7)                                   (1,267,891)   128,509,304    11,096,615     2,509,271       335,760
                                                             -----------   ------------   -----------   -----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (5,414,273)   106,590,527    10,756,641     1,260,892      (202,478)
NET ASSETS
   Beginning of period                                        18,802,111     72,357,497     8,933,603    25,056,221     4,035,932
                                                             -----------   ------------   -----------   -----------    ----------
   End of period                                             $13,387,838   $178,948,024   $19,690,244   $26,317,113    $3,833,454
                                                             ===========   ============   ===========   ===========    ==========


                                                                                        CAPITAL       GEEWAX       BIOTECH
                                                            FIXED INCOME HIGH YIELD  OPPORTUNITIES  TERKER CORE     PHARMA-
                                                               FUND         FUND         FUND       VALUE FUND  HEALTHCARE FUND
                                                            -------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                             $   402,431  $  131,915   $  (31,214)   $   (4,306)   $     (562)
   Net realized gain (loss) on from investment
      transactions                                             (146,139) (1,180,855)    (608,599)     (137,411)       (3,400)
   Net unrealized appreciation (depreciation)
      on investments                                           (387,089)    436,695      177,292        28,617       (35,955)
                                                            -----------  ----------   ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          $  (130,797) $ (612,245)  $ (462,521)   $ (113,100)   $  (39,917)
                                                            -----------  ----------   ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                            (292,071)    (27,123)          --            --            --
   Net investment income -- Class B                             (39,829)    (18,022)          --            --            --
   Net investment income -- Class C                             (53,527)    (14,636)          --            --            --
   Net investment income -- Class I                             (17,004)    (72,134)          --            --            --
   Net realized capital gain -- Class A                              --          --           --            --            --
   Net realized capital gain -- Class B                              --          --           --            --            --
   Net realized capital gain -- Class C                              --          --           --            --            --
   Net realized capital gain -- Class I                              --          --           --            --            --
                                                            -----------  ----------   ----------    ----------    ----------
      TOTAL DISTRIBUTIONS                                      (402,431)   (131,915)          --            --            --
                                                            -----------  ----------   ----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
      transactions (note 7)                                  (5,831,383) (5,739,024)   2,961,844            --     1,329,879
                                                            -----------  ----------   ----------    ----------    ----------
         TOTAL INCREASE (DECREASE) IN NET ASSETS             (6,364,611) (6,483,184)   2,499,323      (113,100)    1,289,962

NET ASSETS
   Beginning of period                                       12,769,581   8,157,972    4,526,405       956,768            --
                                                            -----------  ----------   ----------    ----------    ----------
   End of period                                            $ 6,404,970  $1,674,788   $7,025,728    $  843,668    $1,289,962
                                                            ===========  ==========   ==========    ==========    ==========
FOR THE FISCAL YEAR ENDED JUNE 30, 2002

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                             $   812,660  $  827,182   $   (8,350)   $   (3,028)
   Net realized gain (loss) on from investment
      transactions                                              (42,480) (1,078,921)     (73,821)          632
   Net unrealized appreciation (depreciation)
      on investments                                            (16,243) (1,279,337)    (116,456)      (70,836)
                                                            -----------  ----------   ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              753,937  (1,531,076)    (198,627)      (73,232)
                                                            -----------  ----------   ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- No Load-Class                      (814,060)   (827,182)          --            --
   Net realized capital gain -- No Load-Class                        --          --           --            --
                                                            -----------  ----------   ----------    ----------
TOTAL DISTRIBUTIONS                                            (814,060)   (827,182)          --            --
                                                            -----------  ----------   ----------    ----------
CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
      transactions (note 7)                                   4,771,844   1,039,541    4,725,032     1,030,000
                                                            -----------  ----------   ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       4,771,721  (1,318,717)   4,526,405       956,768
NET ASSETS
   Beginning of period                                        8,057,860   9,476,689           --            --
                                                            -----------  ----------   ----------    ----------
   End of period                                            $12,769,581  $8,157,972   $4,526,405    $  956,768
                                                            ===========  ==========   ==========    ==========


    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        CORE EQUITY FUND
                                                       ------------------------------------------------
                                                                            CLASS A
                                                       ------------------------------------------------

                                                             FOR THE
                                                           SIX MONTHS
                                                             ENDED            YEAR             YEAR
                                                        DECEMBER 31, 2002    ENDED            ENDED
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                       ----------------- -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $9.64           $12.48           $20.31
                                                             -----           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                              (0.06)           (0.15)           (0.25)
   Net realized and unrealized gain on investments           (1.08)           (2.69)           (7.28)
                                                             -----           ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                       (1.14)           (2.84)           (7.53)
                                                             -----           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        --               --               --
   Net realized capital gain                                    --               --            (0.30)
   Distribution in excess of net realized gain                  --               --               --
                                                             -----           ------           ------
      TOTAL DISTRIBUTIONS                                       --               --            (0.30)
                                                             -----           ------           ------

NET ASSET VALUE--END OF PERIOD                               $8.50           $ 9.64           $12.48
                                                             =====           ======           ======

TOTAL RETURN                                                (11.83)%(b)      (22.76)%         (37.33)%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                $6,740          $10,504          $13,888

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees           1.99%(a)         2.21%            2.11%
      After expense reimbursements and waived fees            1.99%(a)         2.21%            2.11%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO
      AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees          (1.28)%(a)       (1.32)%          (1.58)%
      After expense reimbursements and waived fees           (1.28)%(a)       (1.32)%          (1.58)%

   PORTFOLIO TURNOVER RATE                                  122.12%          124.48%          127.53%


                                                                         CORE EQUITY FUND
                                                       ---------------------------------------------------
                                                                              CLASS B
                                                       ---------------------------------------------------
                                                                                             FOR THE
                                                             FOR THE                       PERIOD FROM
                                                           SIX MONTHS                    NOVEMBER 14, 2000
                                                              ENDED            YEAR        (COMMENCEMENT
                                                        DECEMBER 31, 2002      ENDED     OF OPERATIONS) TO
                                                            (UNAUDITED)    JUNE 30, 2002   JUNE 30, 2001
                                                        -----------------  ------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $9.52            $12.42          $16.97
                                                              -----            ------          ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                               (0.09)            (0.23)          (0.19)
   Net realized and unrealized gain on investments            (1.06)            (2.67)          (4.06)
                                                              -----            ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                        (1.15)            (2.90)          (4.25)
                                                              -----            ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --                --              --
   Net realized capital gain                                     --                --           (0.30)
   Distribution in excess of net realized gain                   --                --              --
                                                              -----            ------          ------
      TOTAL DISTRIBUTIONS                                        --                --           (0.30)
                                                              -----            ------          ------

NET ASSET VALUE--END OF PERIOD                                $8.37            $ 9.52          $12.42
                                                              =====            ======          ======

TOTAL RETURN                                                 (12.08)%(b)       (23.35)%        (25.36)%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                   $102               $89            $112

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees            2.74%(a)          2.96%           2.86%
      After expense reimbursements and waived fees             2.74%(a)          2.96%           2.86%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO
      AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees           (2.03)%           (2.07)%         (2.33)%
      After expense reimbursements and waived fees            (2.03)%           (2.07)%         (2.33)%

   PORTFOLIO TURNOVER RATE                                   122.12%           124.48%         127.53%


                                                                                 CORE EQUITY FUND
                                                       ----------------------------------------------------------------------
                                                                                     CLASS C
                                                       ----------------------------------------------------------------------
                                                                                                               FOR THE
                                                            FOR THE                                           PERIOD FROM
                                                          SIX MONTHS                                         JUNE 30, 2000
                                                             ENDED              YEAR            YEAR         (COMMENCEMENT
                                                       DECEMBER 31, 2002        ENDED           ENDED      OF OPERATIONS) TO
                                                          (UNAUDITED)       JUNE 30, 2002   JUNE 30, 2001    JUNE 30, 2001
                                                       -----------------    -------------   -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $9.46               $12.34          $20.33           $19.79
                                                            -----               ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                             (0.09)               (0.23)          (0.34)              --
   Net realized and unrealized gain on investments          (1.05)               (2.65)          (7.35)            0.54
                                                            -----               ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                      (1.14)               (2.88)          (7.69)            0.54
                                                            -----               ------          ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       --                   --              --               --
   Net realized capital gain                                   --                   --           (0.30)              --
   Distribution in excess of net realized gain                 --                   --              --               --
                                                            -----               ------          ------           ------
      TOTAL DISTRIBUTIONS                                      --                   --           (0.30)              --
                                                            -----               ------          ------           ------

NET ASSET VALUE--END OF PERIOD                              $8.32               $ 9.46          $12.34           $20.33
                                                            =====               ======          ======           ======

TOTAL RETURN                                               (12.05)%(b)          (23.34)%        (38.09)%           2.73%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                 $229                 $408            $550               $5

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees          2.74%(a)             2.96%           2.86%           28.51%
      After expense reimbursements and waived fees           2.74%(a)             2.96%           2.86%            0.00%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO
      AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees         (2.03)%(a)           (2.07)%         (2.34)%         (28.51)%
      After expense reimbursements and waived fees          (2.03)%(a)           (2.07)%         (2.34)%           0.00%

   PORTFOLIO TURNOVER RATE                                 122.12%              124.48%         127.53%           82.54%

(a) Annualized
(b) Aggregate total return, not annualized


    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        CORE EQUITY FUND (Continued)
                                            -------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS                          NO LOAD CLASS
                                            -------------------------------------------------  ----------------------------------
                                                                                 FOR THE
                                                 FOR THE                       PERIOD FROM
                                                SIX MONTHS        YEAR        JULY 14, 2000      YEAR        YEAR        YEAR
                                                  ENDED          ENDED        (COMMENCEMENT      ENDED       ENDED       ENDED
                                            DECEMBER 31, 2002   JUNE 30,    OF OPERATIONS) TO   JUNE 30,    JUNE 30,    JUNE 30,
                                               (UNAUDITED)        2002        JUNE 30, 2001       2000        1999        1998
                                            -----------------   --------    -----------------   --------    --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD              $9.16         $11.83           $20.37          $17.78      $14.42      $11.61
                                                  -----         ------           ------          ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   (0.04)         (0.11)           (0.18)          (0.18)      (0.06)         --
   Net realized and unrealized gain on
      investments                                 (1.02)         (2.56)           (8.06)           3.09        4.10        2.81
                                                  -----         ------           ------          ------      ------      ------
      TOTAL FROM INVESTMENT OPERATIONS            (1.06)         (2.67)           (8.24)           2.91        4.04        2.81
                                                  -----         ------           ------          ------      ------      ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --             --               --              --          --          --
   Net realized capital gain                         --             --            (0.30)          (0.38)      (0.68)         --
   Distribution in excess of net
      realized gain                                  --             --               --              --          --          --
                                                  -----         ------           ------          ------      ------      ------
      TOTAL DISTRIBUTIONS                            --             --            (0.30)          (0.38)      (0.68)         --
                                                  -----         ------           ------          ------      ------      ------

NET ASSET VALUE--END OF PERIOD                    $8.10          $9.16           $11.83          $20.31      $17.78      $14.42
                                                  =====          =====           ======          ======      ======      ======

TOTAL RETURN                                     (11.57)%(b)    (22.57)%         (40.71)%(b)      16.34%      28.16%      24.20%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)     $2,094         $2,387           $4,252         $30,275     $25,407      $4,777

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and
         waived fees                               1.74%(a)       1.96%            1.86%(a)        1.70%       1.44%       3.48%
      After expense reimbursements and
         waived fees                               1.74%(a)       1.96%            1.86%(a)        1.48%       1.29%       1.35%
   RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS:
      Before expense reimbursements and
         waived fees                              (1.03)%(a)     (1.07)%          (1.33)%(a)      (1.17)%     (0.73)%     (2.10)%
      After expense reimbursements and
         waived fees                              (1.03)%(a)     (1.07)%          (1.33)%(a)      (0.95)%     (0.58)%      0.03%

   PORTFOLIO TURNOVER RATE                       122.12%        124.48%              XX%          82.54%      78.45%      64.36%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        AGGRESSIVE GROWTH FUND
                                                       ---------------------------------------------------
                                                                            CLASS A
                                                       ---------------------------------------------------
                                                                                              FOR THE
                                                             FOR THE                        PERIOD FROM
                                                           SIX MONTHS                      JULY 6, 2000
                                                             ENDED            YEAR        (COMMENCEMENT
                                                       DECEMBER 31, 2002     ENDED       OF OPERATIONS) TO
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $16.03          $18.69           $22.64
                                                             ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                               (0.07)          (0.16)            0.17
   Net realized and unrealized gain on investments            (1.07)          (2.46)           (1.24)
                                                             ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                        (1.14)          (2.62)           (1.07)
                                                             ------          ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --           (0.04)           (0.34)
   Net realized capital gain                                     --              --            (2.54)
   Distribution in excess of net realized gain                   --              --               --
                                                             ------          ------           ------
      TOTAL DISTRIBUTIONS                                        --           (0.04)           (2.88)
                                                             ------          ------           ------

NET ASSET VALUE--END OF PERIOD                               $14.89          $16.03           $18.69
                                                             ======          ======           ======

TOTAL RETURN                                                  (7.11)%(b)     (14.03)%          (5.06)%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)               $141,481        $159,755          $64,637

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees            2.13%(a)        2.20%            2.32%
      After expense reimbursements and waived fees             2.13%(a)        2.20%            2.32%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
      NET ASSETS:
      Before expense reimbursements and waived fees           (0.89)%(a)      (0.93)%           0.88%
      After expense reimbursements and waived fees            (0.89)%(a)      (0.93)%           0.88%

   PORTFOLIO TURNOVER RATE                                   160.90%         523.87%          641.59%


                                                                        AGGRESSIVE GROWTH FUND
                                                       ----------------------------------------------------
                                                                             CLASS B
                                                       ---------------------------------------------------
                                                                                               FOR THE
                                                           FOR THE                          PERIOD FROM
                                                          SIX MONTHS                       AUGUST 1, 2000
                                                            ENDED             YEAR         (COMMENCEMENT
                                                       DECEMBER 31, 2002      ENDED      OF OPERATIONS) TO
                                                          (UNAUDITED)     JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.90           $18.66           $22.89
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                              (0.13)           (0.31)           (0.06)
   Net realized and unrealized gain on investments           (1.05)           (2.43)           (1.32)
                                                            ------           ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                       (1.18)           (2.74)           (1.38)
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        --            (0.02)           (0.31)
   Net realized capital gain                                    --               --            (2.54)
   Distribution in excess of net realized gain                  --               --               --
                                                            ------           ------           ------
      TOTAL DISTRIBUTIONS                                       --            (0.02)           (2.85)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $14.72           $15.90           $18.66
                                                            ======           ======           ======

TOTAL RETURN                                                 (7.42)%(b)      (14.69)%          (6.33)%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)               $10,549           $9,077           $2,023

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees           2.88%(a)         2.95%            3.07%
      After expense reimbursements and waived fees            2.88%(a)         2.95%            3.07%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
      NET ASSETS:
      Before expense reimbursements and waived fees          (1.64)%(a)       (1.68)%           0.13%
      After expense reimbursements and waived fees           (1.64)%(a)       (1.68)%           0.13%

   PORTFOLIO TURNOVER RATE                                  160.90%          523.87%          641.59%


                                                                        AGGRESSIVE GROWTH FUND
                                                       ---------------------------------------------------
                                                                             CLASS C
                                                       ---------------------------------------------------
                                                                                              FOR THE
                                                            FOR THE                         PERIOD FROM
                                                           SIX MONTHS                       JULY 11, 2000
                                                             ENDED            YEAR         (COMMENCEMENT
                                                       DECEMBER 31, 2002      ENDED      OF OPERATIONS) TO
                                                          (UNAUDITED)     JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.85           $18.59           $22.83
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                              (0.12)           (0.30)           (0.01)
   Net realized and unrealized gain on investments           (1.06)           (2.42)           (1.39)
                                                            ------           ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                       (1.18)           (2.72)           (1.40)
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        --            (0.02)           (0.30)
   Net realized capital gain                                    --               --            (2.54)
   Distribution in excess of net realized gain                  --               --               --
                                                            ------           ------           ------
      TOTAL DISTRIBUTIONS                                       --            (0.02)           (2.84)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $14.67           $15.85           $18.59
                                                            ======           ======           ======

TOTAL RETURN                                                 (7.45)%(b)      (14.66)%          (6.49)%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                $9,879           $5,376           $1,469

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees           2.88%(a)         2.95%            3.07%
      After expense reimbursements and waived fees            2.88%(a)         2.95%            3.07%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
      NET ASSETS:
      Before expense reimbursements and waived fees          (1.64)%(a)       (1.68)%           0.13%
      After expense reimbursements and waived fees           (1.64)%(a)       (1.68)%           0.13%

   PORTFOLIO TURNOVER RATE                                  160.90%          523.87%          641.59%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                        AGRESSIVE GROWTH FUND (Continued)
                                            -------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS                          NO LOAD CLASS
                                            -------------------------------------------------  ----------------------------------
                                                                                 FOR THE
                                                 FOR THE                       PERIOD FROM
                                                SIX MONTHS        YEAR        JULY 20, 2000      YEAR        YEAR        YEAR
                                                  ENDED          ENDED        (COMMENCEMENT      ENDED       ENDED       ENDED
                                            DECEMBER 31, 2002   JUNE 30,    OF OPERATIONS) TO   JUNE 30,    JUNE 30,    JUNE 30,
                                               (UNAUDITED)        2002        JUNE 30, 2001       2000        1999        1998
                                            -----------------   --------    -----------------   --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD             $16.08         $18.72           $23.16          $14.10      $12.01      $11.16
                                                 ------         ------           ------          ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.05)         (0.09)            0.28            0.24        0.12          --
  Net realized and unrealized gain on
    investments                                   (1.07)         (2.50)           (1.82)           9.88        5.54        2.69
                                                 ------         ------           ------          ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (1.12)         (2.59)           (1.54)          10.12        5.66        2.69
                                                 ------         ------           ------          ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              --          (0.05)           (0.36)          (0.06)      (0.12)         --
  Net realized capital gain                          --             --            (2.54)          (1.52)      (3.45)      (1.38)
  Distribution in excess of net realized gain        --             --               --              --          --       (0.46)
                                                 ------         ------           ------          ------      ------      ------
    TOTAL DISTRIBUTIONS                              --          (0.05)           (2.90)          (1.58)      (3.57)      (1.84)
                                                 ------         ------           ------          ------      ------      ------

NET ASSET VALUE--END OF PERIOD                   $14.96         $16.08           $18.72          $22.64      $14.10      $12.01
                                                 ======         ======           ======          ======      ======      ======

TOTAL RETURN                                      (6.97)%(b)    (13.86)%          (6.92)%(b)      73.68%      49.44%      26.57%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)     $4,098         $4,740           $4,229         $18,463      $3,865      $1,714

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees  1.88%(a)       1.95%            2.07%(a)        2.02%       2.84%       8.09%
    After expense reimbursements and waived fees   1.88%(a)       1.95%            2.07%(a)        1.57%       1.35%       1.35%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees (0.64)%(a)     (0.68)%           1.13%(a)        1.40%      (0.45)%     (6.72)%
    After expense reimbursements and waived fees  (0.64)%(a)     (0.68)%           1.13%(a)        1.84%       1.04%      (0.04)%

   PORTFOLIO TURNOVER RATE                       160.90%        523.87%          641.59%         886.14%    1696.00%     887.13%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                         MID-CAP VALUE FUND
                                                       ---------------------------------------------------
                                                                            CLASS A
                                                       ---------------------------------------------------

                                                             FOR THE
                                                           SIX MONTHS
                                                             ENDED            YEAR             YEAR
                                                        DECEMBER 31, 2002    ENDED             ENDED
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.80           $11.41           $10.75
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.02            (0.11)           (0.13)
  Net realized and unrealized gain on investments            (2.23)            0.84             0.87
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (2.21)            0.73             0.74
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --               --               --
  Net realized capital gain                                  (0.50)           (0.34)           (0.08)
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.50)           (0.34)           (0.08)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $ 9.09           $11.80           $11.41
                                                            ======           ======           ======

TOTAL RETURN                                                (18.82)%(b)        6.45%            6.95%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $4,373           $5,168           $1,405

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.07%(a)         2.14%            2.63%
    After expense reimbursements and waived fees              2.07%(a)         2.14%            2.63%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             0.40%(a)        (0.83)%          (1.05)%
    After expense reimbursements and waived fees              0.40%(a)        (0.83)%          (1.05)%

  PORTFOLIO TURNOVER RATE                                    56.89%          106.60%          195.06%


                                                                       MID-CAP VALUE FUND
                                                       ---------------------------------------------------
                                                                             CLASS B
                                                       ---------------------------------------------------
                                                                                               FOR THE
                                                           FOR THE                          PERIOD FROM
                                                          SIX MONTHS                      JANUARY 4, 2001
                                                            ENDED             YEAR         (COMMENCEMENT
                                                       DECEMBER 31, 2002      ENDED      OF OPERATIONS) TO
                                                          (UNAUDITED)     JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.71           $11.38           $10.41
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.01)           (0.21)           (0.07)
  Net realized and unrealized gain on investments            (2.21)            0.88             1.04
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (2.22)            0.67             0.97
                                                            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --               --               --
  Net realized capital gain                                  (0.50)           (0.34)              --
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.50)           (0.34)              --
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $ 8.99           $11.71           $11.38
                                                            ======           ======           ======

TOTAL RETURN                                                (19.06)%(b)        5.93%            0.89%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $1,884           $2,515             $520

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.82%(a)         2.89%            3.38%
    After expense reimbursements and waived fees              2.82%(a)         2.89%            3.38%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees            (0.35)%(a)       (1.58)%          (1.80)%
    After expense reimbursements and waived fees             (0.35)%(a)       (1.58)%          (1.80)%

  PORTFOLIO TURNOVER RATE                                    56.89%          106.60%          195.06%


                                                                            MID-CAP VALUE FUND
                                                       ---------------------------------------------------
                                                                             CLASS C
                                                       ---------------------------------------------------
                                                                                              FOR THE
                                                            FOR THE                         PERIOD FROM
                                                           SIX MONTHS                       JULY 31, 2000
                                                             ENDED            YEAR         (COMMENCEMENT
                                                       DECEMBER 31, 2002      ENDED      OF OPERATIONS) TO
                                                          (UNAUDITED)     JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.59           $11.31           $10.00
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.02)           (0.20)           (0.18)
  Net realized and unrealized gain on investments            (2.19)            0.82             1.57
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (2.21)            0.62             1.39
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --               --               --
  Net realized capital gain                                  (0.50)           (0.34)           (0.08)
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.50)           (0.34)           (0.08)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $ 8.88           $11.59           $11.31
                                                            ======           ======           ======

TOTAL RETURN                                                (19.16)%(b)        5.52%           13.96%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $4,363           $5,508           $1,523

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.82%(a)         2.89%            3.38%
    After expense reimbursements and waived fees              2.82%(a)         2.89%            3.38%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees            (0.35)%(a)       (1.58)%          (1.80)%
    After expense reimbursements and waived fees             (0.35)%(a)       (1.58)%          (1.80)%

  PORTFOLIO TURNOVER RATE                                    56.89%          106.60%          195.06%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                        MID-CAP VALUE FUND (Continued)
                                            ----------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS                            NO LOAD CLASS
                                            -------------------------------------------------  -------------------------------------
                                                                              FOR THE                                 FOR THE
                                                 FOR THE                    PERIOD FROM                             PERIOD FROM
                                                SIX MONTHS       YEAR    NOVEMBER 21, 2000     YEAR       YEAR    JANUARY 6, 1998
                                                  ENDED         ENDED      (COMMENCEMENT      ENDED      ENDED     (COMMENCEMENT
                                            DECEMBER 31, 2002  JUNE 30,  OF OPERATIONS) TO   JUNE 30,   JUNE 30, OF OPERATIONS) TO
                                               (UNAUDITED)       2002      JUNE 30, 2001       2000       1999     JUNE 30, 2001
                                            -----------------  --------  -----------------   --------   -------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $11.90        $11.49         $10.17         $11.00     $10.93        $10.00
                                                 ------        ------         ------         ------     ------        ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.03         (0.06)         (0.04)         (0.03)        --         (0.02)
  Net realized and unrealized gain on
    investments                                   (2.25)         0.81           1.44          (0.22)      0.23          0.95
                                                 ------        ------         ------         ------     ------        ------
    TOTAL FROM INVESTMENT OPERATIONS              (2.22)         0.75           1.40          (0.25)      0.23          0.93
                                                 ------        ------         ------         ------     ------        ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              --            --             --             --         --            --
  Net realized capital gain                       (0.50)        (0.34)         (0.08)            --      (0.16)           --
  Distribution in excess of net realized gain        --            --             --             --         --            --
                                                 ------        ------         ------         ------     ------        ------
    TOTAL DISTRIBUTIONS                           (0.50)        (0.34)         (0.08)            --      (0.16)           --
                                                 ------        ------         ------         ------     ------        ------

NET ASSET VALUE--END OF PERIOD                   $ 9.18        $11.90         $11.49         $10.75     $11.00        $10.93
                                                 ======        ======         ======         ======     ======        ======

TOTAL RETURN                                     (18.75)%(b)     6.58%         13.83%(b)      (2.27)%     2.68%         9.30%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)        $854        $6,499         $5,485         $8,391    $12,155        $9,033

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees  1.82%(a)      1.89%          2.38%(a)       1.99%      1.63%         1.97%(a)
    After expense reimbursements and waived fees   1.82%(a)      1.89%          2.38%(a)       1.43%      1.35%         1.35%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees  0.65%(a)     (0.58)%        (0.80)%(a)     (0.78)%    (0.33)%       (0.93)%(a)
    After expense reimbursements and waived fees   0.65%(a)     (0.58)%        (0.80)%(a)     (0.22)%    (0.05)%       (0.31)%(a)

  PORTFOLIO TURNOVER RATE                         56.89%       106.60%        195.06%         38.59%     69.59%        13.86%


(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       SMALL-CAP VALUE FUND
                                                       --------------------------------------------------
                                                                            CLASS A
                                                       --------------------------------------------------

                                                             FOR THE
                                                           SIX MONTHS
                                                             ENDED            YEAR             YEAR
                                                        DECEMBER 31, 2002    ENDED             ENDED
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------  -------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $14.91           $15.63           $12.57
                                                            ------           ------           ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.11)           (0.22)           (0.16)
  Net realized and unrealized gain on investments            (2.31)            0.26             3.83
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (2.42)            0.04             3.67
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --               --               --
  Net realized capital gain                                  (0.90)           (0.76)           (0.61)
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.90)           (0.76)           (0.61)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $11.59           $14.91           $15.63
                                                            ======           ======           ======


TOTAL RETURN                                                (16.34)%(b)       (0.54)%          29.67%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $6,147           $7,885           $5,522

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.69%(a)         2.72%            2.65%
    After expense reimbursements and waived fees              2.60%(a)         2.60%            2.65%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees            (1.81)%(a)       (1.60)%          (1.46)%
    After expense reimbursements and waived fees             (1.72)%(a)       (1.48)%          (1.46)%

  PORTFOLIO TURNOVER RATE                                    36.68%           82.66%          124.37%



                                                                        SMALL-CAP VALUE FUND
                                                       ----------------------------------------------------
                                                                              CLASS B
                                                       ----------------------------------------------------
                                                                                                FOR THE
                                                            FOR THE                          PERIOD FROM
                                                           SIX MONTHS                     NOVEMBER 14, 2000
                                                             ENDED            YEAR         (COMMENCEMENT
                                                        DECEMBER 31, 2002     ENDED      OF OPERATIONS) TO
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                        ----------------- -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $14.75           $15.59           $13.90
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.16)           (0.35)           (0.26)
  Net realized and unrealized gain on investments            (2.28)            0.27             2.56
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (2.44)           (0.08)            2.30
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --               --               --
  Net realized capital gain                                  (0.90)           (0.76)           (0.61)
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.90)           (0.76)           (0.61)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $11.41           $14.75           $15.59
                                                            ======           ======           ======

TOTAL RETURN                                                (16.66)%(b)       (0.26)%          16.96%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  534           $  540           $  104

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             3.44%(a)         3.47%            3.48%
    After expense reimbursements and waived fees              3.35%(a)         3.35%            3.48%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees            (2.56)%(a)       (2.35)%          (2.29)%
    After expense reimbursements and waived fees             (2.47)%(a)       (2.23)%          (2.29)%

  PORTFOLIO TURNOVER RATE                                    36.68%           82.66%          124.37%


                                                                        SMALL-CAP VALUE FUND
                                                        ---------------------------------------------------
                                                                              CLASS C
                                                        ---------------------------------------------------
                                                                                              FOR THE
                                                             FOR THE                        PERIOD FROM
                                                             SIX MONTHS                      JULY 28, 2000
                                                              ENDED           YEAR         (COMMENCEMENT
                                                        DECEMBER 31, 2002     ENDED      OF OPERATIONS) TO
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                        ----------------- -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $14.42           $15.25           $12.46
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.15)           (0.33)           (0.37)
  Net realized and unrealized gain on investments            (2.24)            0.26             3.77
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (2.39)           (0.07)            3.40
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --               --               --
  Net realized capital gain                                  (0.90)           (0.76)           (0.61)
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.90)           (0.76)           (0.61)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $11.13           $14.42           $15.25
                                                            ======           ======           ======

TOTAL RETURN                                                (16.69)%(b)       (0.20)%          27.82%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  968           $  973           $  273

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             3.44%(a)         3.47%            3.48%
    After expense reimbursements and waived fees              3.35%(a)         3.35%            3.48%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees            (2.56)%(a)       (2.35)%          (2.29)%
    After expense reimbursements and waived fees             (2.47)%(a)       (2.23)%          (2.29)%

  PORTFOLIO TURNOVER RATE                                    36.68%           82.66%          124.37%



(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                          SMALL-CAP VALUE FUND (Continued)
                                            -------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS                          NO LOAD CLASS
                                            -------------------------------------------------  ----------------------------------
                                                                                 FOR THE
                                                 FOR THE                       PERIOD FROM
                                                SIX MONTHS        YEAR     SEPTEMBER 12, 2000      YEAR        YEAR        YEAR
                                                  ENDED          ENDED        (COMMENCEMENT       ENDED       ENDED       ENDED
                                            DECEMBER 31, 2002   JUNE 30,    OF OPERATIONS) TO    JUNE 30,    JUNE 30,    JUNE 30,
                                               (UNAUDITED)        2002        JUNE 30, 2001        2000        1999        1998
                                            -----------------   --------    -----------------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD             $14.98         $15.67           $14.17          $12.81      $13.47      $11.53
                                                 ------         ------           ------          ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.10)         (0.18)           (0.17)          (0.02)      (0.04)      (0.01)
  Net realized and unrealized gain on
    investments                                   (2.31)          0.25             2.28            0.19       (0.40)       2.99
                                                 ------         ------           ------          ------      ------      ------
    TOTAL FROM INVESTMENT OPERATIONS              (2.41)          0.07             2.11            0.17       (0.44)       2.98
                                                 ------         ------           ------          ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              --             --               --              --          --          --
  Net realized capital gain                       (0.90)         (0.76)           (0.61)          (0.41)      (0.22)      (1.04)
  Distribution in excess of net realized gain        --             --               --              --          --          --
                                                 ------         ------           ------          ------      ------      ------
    TOTAL DISTRIBUTIONS                           (0.90)         (0.76)           (0.61)          (0.41)      (0.22)      (1.04)
                                                 ------         ------           ------          ------      ------      ------

NET ASSET VALUE--END OF PERIOD                   $11.67         $14.98           $15.67          $12.57      $12.81      $13.47
                                                 ======         ======           ======          ======      ======      ======

TOTAL RETURN                                     (16.20)%(b)      0.73%           15.31%(b)        1.38%      (2.96)%     27.04%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)     $13,906        $16,919          $19,158         $11,214     $13,020      $3,792

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees  2.44%(a)       2.47%            2.48%(a)        1.58%       1.78%       4.20%
    After expense reimbursements and waived fees   2.35%(a)       2.35%            2.48%(a)        1.35%       1.35%       1.35%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees (1.56)%(a)     (1.35)%          (1.29)%(a)      (0.37)%     (0.82)%     (3.03)%
    After expense reimbursements and waived fees  (1.47)%(a)     (1.23)%          (1.29)%(a)      (0.14)%     (0.40)%     (0.18)%

  PORTFOLIO TURNOVER RATE                         36.68%         82.66%          124.37%         138.59%     113.99%     129.58%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              SMALL-CAP GROWTH FUND
                                          ------------------------------------------------------------------------------------------
                                                             CLASS A                                       CLASS B
                                          ------------------------------------------------------------------------------------------
                                                                            FOR THE                                      FOR THE
                                               FOR THE                    PERIOD FROM         FOR THE                  PERIOD FROM
                                              SIX MONTHS       YEAR      JUNE 14, 2001       SIX MONTHS      YEAR    MARCH 15, 2001
                                                ENDED         ENDED      (COMMENCEMENT         ENDED         ENDED   (COMMENCEMENT
                                          DECEMBER 31, 2002  JUNE 30,    OF OPERATIONS)  DECEMBER 31, 2002 JUNE 30,  OF OPERATIONS)
                                             (UNAUDITED)       2002    TO JUNE 30, 2001      (UNAUDITED)     2002   TO JUNE 30, 2001
                                          -----------------  --------  ----------------- ----------------- -------- ----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 7.71         $ 8.89        $ 8.71            $ 7.67        $ 8.90       $ 7.96
                                               ------         ------        ------            ------        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.07)         (0.20)        (0.01)            (0.10)        (0.25)       (0.06)
  Net realized and unrealized gain on
    investments                                 (1.48)         (0.98)         0.19             (1.49)        (0.98)        1.00
                                               ------         ------        ------            ------        ------       ------
    TOTAL FROM INVESTMENT OPERATIONS            (1.55)         (1.18)         0.18             (1.59)        (1.23)        0.94
                                               ------         ------        ------            ------        ------       ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --             --            --                --            --           --
  Net realized capital gain                        --             --            --                --            --           --
  Distribution in excess of net
    realized gain                                  --             --            --                --            --           --
                                               ------         ------        ------            ------        ------       ------
    TOTAL DISTRIBUTIONS                            --             --            --                --            --           --
                                               ------         ------        ------            ------        ------       ------

NET ASSET VALUE--END OF PERIOD                 $ 6.16         $ 7.71        $ 8.89            $ 6.08        $ 7.67       $ 8.90
                                               ======         ======        ======            ======        ======       ======

TOTAL RETURN                                   (20.10)%(b)    (13.27)%        2.07%           (20.73)%(b)   (13.82)%      11.81%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)      $107           $140           $31               $43           $34          $27

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                               2.53%(a)       2.61%         2.86%             3.28%(a)      3.36%        3.61%
    After expense reimbursements and
       waived fees                               2.53%(a)       2.61%         2.26%             3.28%(a)      3.36%        3.01%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                              (2.12)%(a)     (2.35)%       (2.49)%           (2.87)%(a)    (3.10)%      (3.24)%
    After expense reimbursements and
       waived fees                              (2.12)%(a)     (2.35)%       (2.02)%           (2.87)%(a)    (3.10)%      (2.77)%

  PORTFOLIO TURNOVER RATE                       98.10%        154.51%       151.73%            98.10%       154.51%      151.73%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              SMALL-CAP GROWTH FUND (Continued)
                                                 ----------------------------------------------------------------------------------
                                                                 CLASS C                          INSTITUTIONAL CLASS
                                                 --------------------------------------------------------------------------------
                                                                        FOR THE                                      FOR THE
                                                      FOR THE         PERIOD FROM         FOR THE                  PERIOD FROM
                                                     SIX MONTHS     OCTOBER 17, 2001    SIX MONTHS        YEAR   SEPTEMBER 18, 2000
                                                       ENDED         (COMMENCEMENT         ENDED         ENDED     (COMMENCEMENT
                                                 DECEMBER 31, 2002   OF OPERATIONS)  DECEMBER 31, 2002  JUNE 30,   OF OPERATIONS)
                                                    (UNAUDITED)    TO JUNE 30, 2002     (UNAUDITED)       2002   TO JUNE 30, 2001
                                                 ----------------- ----------------- -----------------  -------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 7.67            $ 7.50            $ 7.77         $ 8.93       $10.00
                                                      ------            ------            ------         ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         (0.10)            (0.20)            (0.06)         (0.17)       (0.11)
  Net realized and unrealized gain
    on investments                                     (1.46)             0.37             (1.43)         (0.99)       (0.96)
                                                      ------            ------            ------         ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                   (1.56)             0.17             (1.49)         (1.16)       (1.07)
                                                      ------            ------            ------         ------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   --                --                --             --           --
  Net realized capital gain                               --                --                --             --           --
  Distribution in excess of net realized gain             --                --                --             --           --
                                                      ------            ------            ------         ------       ------
    TOTAL DISTRIBUTIONS                                   --               --                 --             --           --
                                                      ------            ------            ------         ------       ------

NET ASSET VALUE--END OF PERIOD                        $ 6.11            $ 7.67            $ 6.28         $ 7.77       $ 8.93
                                                      ======            ======            ======         ======       ======

TOTAL RETURN                                          (20.34)%(b)         2.27%           (19.18)%(b)    (12.99)%     (10.70)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)             $135               $66            $1,532         $3,593       $3,978

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees       3.28%(a)          3.36%             2.28%(a)       2.36%        2.61%(a)
    After expense reimbursements and waived fees        3.28%(a)          3.36%             2.28%(a)       2.36%        2.01%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees      (2.87)%(a)        (3.10)%           (1.87)%(a)     (2.10)%      (2.24)%(a)
    After expense reimbursements and waived fees       (2.87)%(a)        (3.10)%           (1.87)%(a)     (2.10)%      (1.77)%(a)

  PORTFOLIO TURNOVER RATE                              98.10%           154.51%            98.10%        154.51%      151.73%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        FIXED INCOME FUND
                                                       ---------------------------------------------------
                                                                            CLASS A
                                                       ---------------------------------------------------

                                                             FOR THE
                                                           SIX MONTHS
                                                             ENDED             YEAR             YEAR
                                                        DECEMBER 31, 2002     ENDED             ENDED
                                                           (UNAUDITED)     JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------   -------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.09           $10.06           $ 9.85
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.35             0.86             0.55
  Net realized and unrealized gain on investments            (0.38)            0.03             0.21
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (0.03)            0.89             0.76
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (0.35)           (0.86)           (0.55)
  Net realized capital gain                                     --               --               --
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.35)           (0.86)           (0.55)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $ 9.71           $10.09           $10.06
                                                            ======           ======           ======

TOTAL RETURN                                                 (0.37)%(b)        9.06%            2.46%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $2,935          $10,818           $7,991

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             1.88%(a)         2.04%            2.08%
    After expense reimbursements and waived fees              1.88%(a)         2.04%            2.08%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             6.32%(a)         8.48%            5.43%
    After expense reimbursements and waived fees              6.32%(a)         8.48%            5.43%

  PORTFOLIO TURNOVER RATE                                   451.28%          163.40%          180.47%


                                                                         FIXED INCOME FUND
                                                       -----------------------------------------------------
                                                                             CLASS B
                                                       -----------------------------------------------------
                                                                                                 FOR THE
                                                           FOR THE                            PERIOD FROM
                                                          SIX MONTHS                        APRIL 5, 2000
                                                            ENDED              YEAR         (COMMENCEMENT
                                                       DECEMBER 31, 2002       ENDED      OF OPERATIONS) TO
                                                          (UNAUDITED)      JUNE 30, 2002    JUNE 30, 2001
                                                       -----------------   -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.07           $10.06             $10.33
                                                            ------           ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.32             0.80               0.09
  Net realized and unrealized gain on investments            (0.40)            0.01              (0.25)
                                                            ------           ------             ------
    TOTAL FROM INVESTMENT OPERATIONS                         (0.08)            0.81              (0.16)
                                                            ------           ------             ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (0.32)           (0.80)             (0.11)
  Net realized capital gain                                     --               --                 --
  Distribution in excess of net realized gain                   --               --                 --
                                                            ------           ------             ------
    TOTAL DISTRIBUTIONS                                      (0.32)           (0.80)             (0.11)
                                                            ------           ------             ------

NET ASSET VALUE--END OF PERIOD                              $ 9.67           $10.07             $10.06
                                                           =======           ======             ======


TOTAL RETURN                                                 (0.80)%(b)        8.24%             (1.55)%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $1,270            $ 716             $    1

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.63%(a)         2.79%              2.90%
    After expense reimbursements and waived fees              2.63%(a)         2.79%              2.90%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             5.57%(a)         7.73%              5.61%
    After expense reimbursements and waived fees              5.57%(a)         7.73%              5.61%

  PORTFOLIO TURNOVER RATE                                   451.28%          163.40%            180.47%



                                                                             FIXED INCOME FUND
                                                       ----------------------------------------------------
                                                                               CLASS C
                                                       ----------------------------------------------------
                                                                                              FOR THE
                                                             FOR THE                        PERIOD FROM
                                                             SIX MONTHS                   JANUARY 12, 2001
                                                              ENDED           YEAR         (COMMENCEMENT
                                                        DECEMBER 31, 2002     ENDED      OF OPERATIONS) TO
                                                           (UNAUDITED)    JUNE 30, 2002    JUNE 30, 2001
                                                       ----------------   -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.08           $10.06           $10.14
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.32             0.80             0.20
  Net realized and unrealized gain on investments            (0.40)            0.02            (0.05)
                                                            ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                         (0.08)            0.82             0.15
                                                            ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (0.32)           (0.80)           (0.23)
  Net realized capital gain                                     --               --               --
  Distribution in excess of net realized gain                   --               --               --
                                                            ------           ------           ------
    TOTAL DISTRIBUTIONS                                      (0.32)           (0.80)           (0.23)
                                                            ------           ------           ------

NET ASSET VALUE--END OF PERIOD                              $ 9.68           $10.08           $10.06
                                                            ======           ======           ======

TOTAL RETURN                                                 (0.80)%(b)        8.30%            1.46%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                 $1,724           $1,208           $   32

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.63%(a)         2.79%            2.90%
    After expense reimbursements and waived fees              2.63%(a)         2.79%            2.90%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             5.57%(a)         7.73%            5.61%
    After expense reimbursements and waived fees              5.57%(a)         7.73%            5.61%

  PORTFOLIO TURNOVER RATE                                   451.28%          163.40%          180.47%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                          FIXED INCOME FUND (Continued)
                                            -------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS                          NO LOAD CLASS
                                            -------------------------------------------------  ----------------------------------
                                                                                 FOR THE
                                                 FOR THE                       PERIOD FROM
                                                SIX MONTHS        YEAR       APRIL 16, 2001       YEAR        YEAR        YEAR
                                                  ENDED          ENDED        (COMMENCEMENT       ENDED       ENDED       ENDED
                                            DECEMBER 31, 2002   JUNE 30,    OF OPERATIONS) TO    JUNE 30,    JUNE 30,    JUNE 30,
                                               (UNAUDITED)        2002        JUNE 30, 2001        2000        1999        1998
                                            -----------------   --------    -----------------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.08         $10.06           $10.25          $10.13      $10.41      $ 9.89
                                                 ------         ------           ------          ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.37           0.89             0.11            0.25        0.48        0.47
  Net realized and unrealized gain
    on investments                                (0.39)          0.02            (0.16)          (0.28)      (0.27)       0.50
                                                 ------         ------           ------          ------      ------      ------
    TOTAL FROM INVESTMENT OPERATIONS              (0.02)          0.91            (0.05)          (0.03)       0.21        0.97
                                                 ------         ------           ------          ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (0.37)         (0.89)           (0.14)          (0.25)      (0.48)      (0.45)
  Net realized capital gain                          --             --               --              --       (0.01)         --
  Distribution in excess of net realized gain        --             --               --              --          --          --
                                                 ------         ------           ------          ------      ------      ------
    TOTAL DISTRIBUTIONS                           (0.37)         (0.89)           (0.14)          (0.25)      (0.49)      (0.45)
                                                 ------         ------           ------          ------      ------      ------

NET ASSET VALUE--END OF PERIOD                   $ 9.69         $10.08           $10.06          $ 9.85      $10.13      $10.41
                                                 ======         ======           ======          ======      ======      ======

TOTAL RETURN                                      (0.22)%(b)      9.23%           (0.52)%         (0.33)%      1.84%       9.97%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)      $  476         $   29           $   34          $6,601      $7,675      $5,682

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                                 1.63%(a)       1.79%            1.90%(a)        1.41%       1.41%       2.53%
    After expense reimbursements and
       waived fees                                 1.63%(a)       1.79%            1.90%(a)        0.90%       0.90%       0.90%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                                 6.57%(a)       8.73%            5.61%(a)        4.41%       4.03%       2.96%
    After expense reimbursements and
       waived fees                                 6.57%(a)       8.73%            5.61%(a)        4.92%       4.54%       4.59%

  PORTFOLIO TURNOVER RATE                        451.28%        163.40%          180.47%          98.93%     276.94%      81.55%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 HIGH YIELD FUND
                                          ------------------------------------------------------------------------------------------
                                                             CLASS A                                        CLASS B
                                          ------------------------------------------------------------------------------------------
                                                                            FOR THE                                      FOR THE
                                               FOR THE                    PERIOD FROM         FOR THE                  PERIOD FROM
                                              SIX MONTHS       YEAR    SEPTEMBER 5, 2000     SIX MONTHS      YEAR   OCTOBER 17, 2000
                                                ENDED         ENDED      (COMMENCEMENT         ENDED         ENDED   (COMMENCEMENT
                                          DECEMBER 31, 2002  JUNE 30,    OF OPERATIONS)  DECEMBER 31, 2000 JUNE 30,  OF OPERATIONS)
                                             (UNAUDITED)       2002    TO JUNE 30, 2001     (UNAUDITED)      2002   TO JUNE 30, 2001
                                          -----------------  --------  ----------------- ----------------- -------- ----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $7.32          $9.46         $9.68             $7.31         $9.45        $9.34
                                               -----          -----         -----             -----         -----        -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.37           0.74          0.92              0.36          0.68        0.65
  Net realized and unrealized gain
    on investments                             (1.84)         (2.14)        (0.35)            (1.84)        (2.14)       0.15
                                               -----          -----         -----             -----         -----        -----
    TOTAL FROM INVESTMENT OPERATIONS           (1.47)         (1.40)         0.57             (1.48)        (1.46)       0.80
                                               -----          -----         -----             -----         -----        -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (0.37)         (0.74)        (0.79)            (0.36)        (0.68)       (0.69)
  Net realized capital gain                       --             --            --                --            --           --
  Distribution in excess of net realized
    gain                                          --             --            --                --            --           --
                                               -----          -----         -----             -----         -----        -----
    TOTAL DISTRIBUTIONS                        (0.37)         (0.74)        (0.79)            (0.36)        (0.68)       (0.69)
                                               -----          -----         -----             -----         -----        -----

NET ASSET VALUE--END OF PERIOD                 $5.48          $7.32         $9.46             $5.47         $7.31        $9.45
                                               =====          =====         =====             =====         =====        =====

TOTAL RETURN                                  (20.07)%(b)    (15.28)%        6.29%           (20.36)%(b)   (15.94)%       8.92%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)     $408           $505          $212              $283          $359         $122

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                              1.94%(a)       1.92%         2.35%             2.69%(a)      2.67%        3.10%
    After expense reimbursements and
       waived fees                              1.94%(a)       1.92%         2.35%             2.69%(a)      2.67%        3.10%

  RATIO OF NET INVESTMENT INCOME (LOSS)
    TO AVERAGE NET ASSETS
    Before expense reimbursements and
       waived fees                             11.05%(a)       9.01%        10.23%            10.30%(a)      8.26%        9.48%
    After expense reimbursements and
       waived fees                             11.05%(a)       9.01%        10.23%            10.30%(a)      8.26%        9.48%

  PORTFOLIO TURNOVER RATE                       0.00%        231.10%       622.75%             0.00%       231.10%      622.75%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            HIGH YIELD FUND (Continued)
                                          ------------------------------------------------------------------------------------------
                                                             CLASS C                                 INSTITUTIONAL CLASS
                                          ------------------------------------------------------------------------------------------
                                                                            FOR THE                                      FOR THE
                                               FOR THE                    PERIOD FROM         FOR THE                  PERIOD FROM
                                              SIX MONTHS       YEAR      MAY 30, 2001        SIX MONTHS      YEAR     JULY 6, 2000
                                                ENDED         ENDED      (COMMENCEMENT         ENDED         ENDED   (COMMENCEMENT
                                          DECEMBER 31, 2002  JUNE 30,    OF OPERATIONS)  DECEMBER 31, 2002 JUNE 30,  OF OPERATIONS)
                                             (UNAUDITED)       2002    TO JUNE 30, 2001      (UNAUDITED)     2002   TO JUNE 30, 2001
                                          -----------------  --------  ----------------- ----------------- -------- ----------------

NET ASSET VALUE, BEGINNING OF PERIOD           $7.31          $9.44         $9.65             $7.32         $9.46       $10.00
                                               -----          -----         -----             -----         -----       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.36           0.68          0.06              0.38          0.76         0.98
  Net realized and unrealized gain
    on investments                             (1.84)         (2.13)        (0.11)            (1.84)        (2.14)       (0.57)
                                               -----          -----         -----             -----         -----       ------
    TOTAL FROM INVESTMENT OPERATIONS           (1.48)         (1.45)        (0.05)            (1.46)        (1.38)        0.41
                                               -----          -----         -----             -----         -----       ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (0.36)         (0.68)        (0.16)            (0.38)        (0.76)       (0.95)
  Net realized capital gain                       --             --            --                --            --           --
  Distribution in excess of net
    realized gain                                 --             --            --                --            --           --
                                               -----          -----         -----             -----         -----       ------
    TOTAL DISTRIBUTIONS                        (0.36)         (0.68)        (0.16)            (0.38)        (0.76)       (0.95)
                                               -----          -----         -----             -----         -----       ------

NET ASSET VALUE--END OF PERIOD                 $5.47          $7.31         $9.44             $5.48         $7.32       $ 9.46
                                               =====          =====         =====             =====         =====       ======

TOTAL RETURN                                  (20.33)%(b)    (15.77)%       (0.40)%          (19.99)%(b)   (15.08)%       4.59%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)     $292           $173           $30              $692        $7,121       $9,112

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                              2.69%(a)       2.67%        3.10%              1.69%(a)      1.67%        2.10%(a)
    After expense reimbursements and
       waived fees                              2.69%(a)       2.67%        3.10%              1.69%(a)      1.67%        2.10%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and
       waived fees                             10.30%(a)       8.26%        9.48%             11.30%(a)      9.26%       10.48%(a)
    After expense reimbursements and
       waived fees                             10.30%(a)       8.26%        9.48%             11.30%(a)      9.26%       10.48%(a)

  PORTFOLIO TURNOVER RATE                       0.00%        231.10%      622.75%              0.00%       231.10%      622.75%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                    CAPITAL OPPORTUNITIES FUND
                                                    -----------------------------------------------------------------------------
                                                                   CLASS A                                 CLASS B
                                                    -------------------------------------    ------------------------------------
                                                                             FOR THE                                  FOR THE
                                                         FOR THE           PERIOD FROM            FOR THE           PERIOD FROM
                                                        SIX MONTHS      JANUARY 31, 2002        SIX MONTHS         MAY 2, 2002
                                                          ENDED           (COMMENCEMENT            ENDED          (COMMENCEMENT
                                                    DECEMBER 31, 2002     OF OPERATIONS)     DECEMBER 31, 2002    OF OPERATIONS)
                                                       (UNAUDITED)      TO JUNE 30, 2002        (UNAUDITED)      TO JUNE 30, 2002
                                                    -----------------   -----------------    -----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $9.43               $10.00               $9.50               $10.01
                                                         -----               ------               -----               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.03)               (0.04)              (0.05)               (0.03)
  Net realized and unrealized gain on investments        (0.91)               (0.53)              (0.92)               (0.48)
                                                         -----               ------               -----               ------
    TOTAL FROM INVESTMENT OPERATIONS                     (0.94)               (0.57)              (0.97)               (0.51)
                                                         -----               ------               -----               ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     --                   --                  --                   --
  Net realized capital gain                                 --                   --                  --                   --
  Distribution in excess of net realized gain               --                   --                  --                   --
                                                         -----               ------               -----               ------
    TOTAL DISTRIBUTIONS                                     --                   --                  --                   --
                                                         -----               ------               -----               ------

NET ASSET VALUE-- END OF PERIOD                          $8.49               $ 9.43               $8.53               $ 9.50
                                                         =====               ======               =====               ======

TOTAL RETURN                                             (9.97)%(b)           (5.70)%            (10.21)%(b)           (5.10)%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)             $2,398               $2,044                $622                 $374

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees         2.16%(a)             2.53%               2.91%(a)             3.28%
    After expense reimbursements and waived fees          2.16%(a)             2.53%               2.91%(a)             3.28%

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees        (0.60)%(a)           (1.09)%             (1.35)%(a)           (1.84)%
    After expense reimbursements and waived fees         (0.60)%(a)           (1.09)%             (1.35)%(a)           (1.84)%

  PORTFOLIO TURNOVER RATE                               405.60%              180.94%             405.60%              180.94%



                                                           CAPITAL OPPORTUNITIES FUND
                                                     -------------------------------------
                                                                 CLASS C
                                                     ------------------------------------
                                                                              FOR THE
                                                          FOR THE           PERIOD FROM
                                                        SIX MONTHS         MAY 2, 2002
                                                           ENDED          (COMMENCEMENT
                                                     DECEMBER 31, 2002    OF OPERATIONS)
                                                        (UNAUDITED)      TO JUNE 30, 2002
                                                     -----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.50               $10.01
                                                          -----               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            (0.06)               (0.03)
  Net realized and unrealized gain on investments         (0.92)               (0.48)
                                                          -----               ------
    TOTAL FROM INVESTMENT OPERATIONS                      (0.98)               (0.51)
                                                          -----               ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      --                   --
  Net realized capital gain                                  --                   --
  Distribution in excess of net realized gain                --                   --
                                                          -----               ------
    TOTAL DISTRIBUTIONS                                      --                   --
                                                          -----               ------

NET ASSET VALUE-- END OF PERIOD                           $8.52                $9.50
                                                          =====                =====

TOTAL RETURN                                             (10.32)%(b)           (5.10)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)              $4,006               $2,108

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees          2.91%(a)             3.28%(a)
    After expense reimbursements and waived fees           2.91%(a)             3.28%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees         (1.35)%(a)           (1.84)%(a)
    After expense reimbursements and waived fees          (1.35)%(a)           (1.84)%(a)

  PORTFOLIO TURNOVER RATE                                405.60%              180.94%

(a) Annualized
(b) Aggregate total return, not annualized


    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         GEEWAX TERKER CORE VALUE FUND
                                                    --------------------------------------
                                                                     CLASS A
                                                    --------------------------------------
                                                                              FOR THE
                                                         FOR THE            PERIOD FROM
                                                       SIX MONTHS          MARCH 26, 2002
                                                          ENDED            (COMMENCEMENT
                                                    DECEMBER 31, 2002    OF OPERATIONS) TO
                                                       (UNAUDITED)         JUNE 30, 2002
                                                    -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.29               $10.00
                                                          -----               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            (0.04)               (0.03)
  Net realized and unrealized gain on investments         (0.56)               (0.68)
                                                          -----               ------
    TOTAL FROM INVESTMENT OPERATIONS                      (0.60)               (0.71)
                                                          -----               ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      --                   --
  Net realized capital gain                                  --                   --
  Distribution in excess of net realized gain                --                   --
                                                          -----               ------
    TOTAL DISTRIBUTIONS                                      --                   --
                                                          -----               ------
NET ASSET VALUE--END OF PERIOD                            $8.69               $ 9.29
                                                          =====               ======

TOTAL RETURN                                             (11.84)%(b)           (7.10)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                $844                 $957

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees          1.98%(a)             2.21%(a)
    After expense reimbursements and waived fees           1.98%(a)             2.21%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees         (0.98)%(a)           (1.14)%(a)
    After expense reimbursements and waived fees          (0.98)%(a)           (1.14)%(a)

  PORTFOLIO TURNOVER RATE                                 83.88%               19.31%


(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       BIOTECH PHARMA-HEALTHCARE FUND
                                                       -------------------------------------------------------------
                                                            CLASS A               CLASS B               CLASS C
                                                       -----------------     ------------------    -----------------
                                                            FOR THE               FOR THE               FOR THE
                                                          PERIOD FROM           PERIOD FROM           PERIOD FROM
                                                       OCTOBER 14, 2002      SEPTEMBER 23, 2002    NOVEMBER 20, 2002
                                                         (COMMENCEMENT         (COMMENCEMENT         (COMMENCEMENT
                                                       OF OPERATIONS) TO     OF OPERATIONS) TO     OF OPERATIONS) TO
                                                       DECEMBER 31, 2002     DECEMBER 31, 2002     DECEMBER 31, 2002
                                                       -----------------     -----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00                $10.00                $10.02
                                                            ------                ------                ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.02)                (0.01)                (0.02)
  Net realized and unrealized gain on investments            (0.45)                (0.47)                (0.47)
                                                            ------                ------                ------
    TOTAL FROM INVESTMENT OPERATIONS                         (0.47)                (0.48)                (0.49)
                                                            ------                ------                ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --                    --                    --
  Net realized capital gain                                     --                    --                    --
  Distribution in excess of net realized gain                   --                    --                    --
                                                            ------                ------                ------
    TOTAL DISTRIBUTIONS                                         --                    --                    --
                                                            ------                ------                ------

NET ASSET VALUE--END OF PERIOD                             $  9.53                $ 9.52                $ 9.53
                                                           =======                ======                ======


TOTAL RETURN                                                 (4.70)%(b)            (4.80)%(b)            (4.89)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                   $883                  $206                  $201

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees             2.27%(a)              3.02%(a)              3.02%(a)
    After expense reimbursements and waived fees              1.15%(a)              1.90%(a)              1.90%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS:
    Before expense reimbursements and waived fees            (1.60)%(a)            (2.35)%(a)            (2.35)%(a)
    After expense reimbursements and waived fees             (0.48)%(a)            (1.23)%(a)            (1.23)%(a)

  PORTFOLIO TURNOVER RATE                                     6.76%                 6.76%                 6.76%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements

                            QUAKER INVESTMENT TRUST
                       NOTES TO THE FINANCIAL STATEMENTS
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Investment Trust (the "TRUST") was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust's amended and restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established ten series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, the Quaker Capital Opportunities Fund, the Geewax Terker Core Value Fund and the Quaker Biotech Pharma-Healthcare Fund (each a "FUND" and collectively, the "FUNDS"). The investment objectives of each Fund are set forth below.

     The Quaker Core Equity Fund ("CORE EQUITY"), the Quaker Aggressive Growth Fund ("AGGRESSIVE GROWTH"), and the Quaker Small-Cap Value Fund ("SMALL-CAP VALUE") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund ("MID-CAP VALUE") commenced operations on January 6, 1998. The Quaker Small-Cap Growth Fund ("SMALL-CAP GROWTH") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

     The Quaker Fixed Income Fund ("FIXED INCOME") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

     The Quaker High Yield Fund ("HIGH YIELD") commenced operations on July 6, 2000. The investment objective of this Fund is to generate current income and maximize total returns through active management of non-investment grade fixed income securities.

     The Quaker Capital Opportunities Fund ("CAPITAL OPPORTUNITIES") commenced operations on January 31, 2002. The investment objective of this Fund is to build shareholder wealth through the achievement of capital growth.

     The Geewax Terker Core Value Fund ("CORE VALUE") commenced operations on March 26, 2002. The Fund seeks to achieve long-term capital appreciation through the prudent investment of securities issued by companies considered by the Advisor to be "value" oriented companies.

     The Quaker Biotech Pharma-Healthcare Fund ("BIOTECH") commenced operations on September 23, 2002. The investment objective of this Fund is to build shareholder wealth through long-term capital appreciation.

     Prior to June 23, 2000, each then existing Fund of the Trust offered only No-Load shares. As of June 23, 2000, the shareholders of all Funds except the Small-Cap Value and Fixed Income Funds approved the conversion of all existing No-Load shares to Class A shares. On August 7, 2000 and October 10, 2000, respectively, the Small-Cap Value and Fixed Income Funds' shareholders also approved the conversion of their No-Load shares to Class A shares. As a result of the conversion, each Fund currently offers four classes of shares; Class A shares with a front-end sales charge, Class B shares with an additional distribution and servicing fee and contingent deferred sales charge ("CDSC") that declines to zero over a period of years, Class C shares with an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months, and Institutional Class shares, with no front-end sales charges or CDSC's, but higher minimum investment limitations.

     A. SECURITY VALUATION. Each Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income Fund), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value.

     B. FEDERAL INCOME TAXES. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (CONTINUED)

purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

     C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are accreted and amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

     D. OPTION WRITING. The Aggressive Growth Fund, the Capital Opportunities Fund and the Biotech Pharma-Healthcare Fund write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

     F. MULTIPLE CLASS ALLOCATIONS. Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income Fund and the High Yield Fund, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Quaker Funds, Inc. ("QFI") serves as Investment Advisor to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following persons to serve as sub-advisors; Geewax, Terker & Co., Inc. for the Core Equity Fund, Small-Cap Growth Fund and Geewax Terker Core Value Fund, Aronson + Johnson + Ortiz for the Small-Cap Value Fund, Schneider Capital Management, Inc. for the Mid-Cap Value Fund, ALM Advisors, Inc. for the Fixed Income Fund and the High Yield Fund, Knott Capital Management for the Capital Opportunities Fund and Sectoral Asset Management, Inc. for the Biotech Pharma-Healthcare Fund to provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

     As compensation for its services, QFI receives a fee, computed daily and paid monthly, based on an annual rate of 1.05%, 1.30%, 1.05%, 1.05%, 1.00%, 1.05%, 1.05% and 1.25% for the Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, High Yield, Core Value and Biotech, respectively. QFI receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 1.20%. It can reach as high as 1.80% and can be reduced as low as 0.60% of the average daily net assets. For the six months ended December 31, 2002, QFI received a fee of 1.80%, which included the performance-based fee of 1.50% of the Fund's average daily net assets. QFI receives a performance-based fee from the Capital Opportunities Fund. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 1.05%. It can reach as high as 1.55% and can be reduced as low as 0.6416% of the average daily net assets. For the six months ended December 31, 2002, QFI received a fee of 1.05%, which included the performance-based fee amounted to 0.75% of the Fund's average daily net assets. QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Small-Cap Value Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively. For the six months ended December 31, 2002, QFI waived $9,789 of expenses for Small-Cap Value Fund.

     QFI pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of 0.75%, 1.00%, 0.75%, 0.75%, 0.70%, 0.75%, 0.75% and 0.95% for
the Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, High Yield, Core Value and Biotech, respectively. QFI pays the Sub-advisor for the Small-Cap Value Fund a performance-based fee, computed daily and paid quarterly. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.90%. It can reach as high as 1.50% and can be reduced as low as 0.30% of the average daily net assets. For the six months ended December 31, 2002, the Sub-advisor received a fee of 1.50%. QFI pays the Sub-advisor for the Capital Opportunities Fund a performance-based fee, computed daily and paid monthly. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 0.75%. It can reach as high as 1.25% and can be reduced as low as 0.3416% of the average daily net assets. For the six months ended December 31, 2002, the Sub-advisor received a fee of .75%.

     CITCO-Quaker Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") serves as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the TRUST'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

     CITCO-Quaker Fund Distributor, Inc. (the "DISTRIBUTOR") serves as principle underwriter for the Trust.

     The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. ("QFI") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% on a monthly basis.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (CONTINUED)

     QFI has informed the Trust that for the six months ended December 31, 2002 it received contingent deferred sales charges from certain redemptions of the Funds' Class B shares and Class C shares of $38,254 and $7,483, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.

     For the six months ended December 31, 2002, Core Equity, Aggressive Growth, Small-Cap Value, Small-Cap Growth, Capital Opportunities, and Core Value Funds incurred $4,712, $1,525,776, $352, $71, $158,468, and $2,238, respectively in brokerage commissions with Quaker Securities, Inc., an affiliate of QFI, for portfolio transactions executed on behalf of the Funds.

     Certain Trustees and officers of the Trust are also officers of QFI, the Distributor and/or the Administrator.


NOTE 3 -- DEFERRED ORGANIZATION EXPENSES

     Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by QFI, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

     The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 -- PURCHASES AND SALES OF INVESTMENTS

     For the six months ended December 31, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

       FUND                                       PURCHASES        SALES
       --------------------------------------------------------------------
       Core Equity ..........................   $ 14,393,046   $ 17,226,127
       Aggressive Growth ....................    172,638,149    135,238,850
       Mid-Cap Value ........................      8,714,300     13,004,957
       Small-Cap Value ......................      8,335,304      8,740,996
       Small-Cap Growth .....................      6,144,508      5,893,720
       Fixed Income .........................     36,797,508     44,330,483
       High Yield ...........................             --      4,127,298
       Capital Opportunities ................     23,761,087     20,423,826
       Geewax Core Value ....................        731,458        737,379
       Biotech Pharma-Healthcare Fund........        707,537         11,113


NOTE 5 -- OPTIONS WRITTEN

     A summary of option contracts written by the trust during the year is as follows:

                                                 QUAKER AGGRESSIVE GROWTH FUND
                                                             CALLS
                                                 -----------------------------
                                                   NUMBER OF         OPTION
                                                    OPTIONS         PREMIUMS
                                                   ---------        --------
       Options outstanding at beginning of year..    2,313        $   274,507
       Options written...........................   18,474          2,672,731
       Options closed ...........................   (5,817)          (816,134)
       Options exercised.........................   (7,476)        (1,109,516)
       Options expired...........................   (6,492)          (665,825)
                                                    ------        -----------
       Options outstanding at end of year........    1,002        $   355,763
                                                    ======        ===========

     As of December 31, 2002, portfolio securities valued at $5,638,776 are subject to covered call options written by the trust.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 6 -- TAX MATTERS

     At December 31, 2002 the Core Equity Fund had a capital loss carry forward for Federal income tax purposes of $2,585,974, which expires in 2010. This Fund also had realized additional capital losses of $4,043,013 for financial reporting purposes, which have been deferred for Federal income tax purposes.

     At December 31, 2002 the Aggressive Growth Fund had a capital loss carry forward for Federal income tax purposes of $19,970,947, which expires in 2010. This Fund also had realized additional capital losses of $2,082,480 for financial reporting purposes, which have been deferred for Federal income tax purposes.

     At December 31, 2002 the Small-Cap Growth Fund had a capital loss carry forward for Federal income tax purposes of $305,641, which expires in 2010. This Fund also had realized additional capital losses of $386,867 for financial reporting purposes, which have been deferred for Federal income tax purposes.

     At December 31, 2002 the Fixed Income Fund had capital loss carry forwards for Federal income tax purposes of $487,807 of which $443,329 expires in 2008, $1,998 expires in 2009, and $42,480 expires in 2010.

     At December 31, 2002 the High Yield Fund had a capital loss carry forward for Federal income tax purposes of $1,078,921, which expires in 2009. This Fund also had realized additional capital losses of $295,514 for financial reporting purposes, which have been deferred for Federal income tax purposes.

     At December 31, 2002 the Capital Opportunities Fund had a capital loss carry forward for Federal income tax purposes of $687, which expires in 2010.

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2002 for each fund were as follows:


                                                                                   NET
                                               GROSS           GROSS          APPRECIATION/
FUND                              COST       APPRECIATION   DEPRECIATION     (DEPRECIATION)
-------------------------------------------------------------------------------------------
Core Equity ...............  $  9,954,888     $  283,296    $(1,043,464)      $  (760,168)
Aggressive Growth .........   136,604,718      3,231,555     (8,390,201)       (5,158,646)
Mid-Cap Value .............    13,148,483        832,166     (1,997,895)       (1,165,729)
Small-Cap Value ...........    22,672,598      2,348,229     (3,291,801)         (943,572)
Small-Cap Growth ..........     1,843,345        116,686       (141,011)          (24,325)
Fixed Income ..............     6,498,321        300,281       (466,336)         (166,055)
High Yield ................     2,533,407          9,249       (876,958)         (867,709)
Capital Opportunities .....     6,941,774        359,250       (298,414)           60,836
Core Value ................       885,945         34,336        (76,555)          (42,219)
Biotech Pharma-Healthcare..     1,130,258          1,515        (37,470)          (35,955)

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 7 -- DISTRIBUTIONS TO SHAREHOLDERS

     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     The tax character of dividends and distributions paid during FY 2003 were as follows:

                                           MID-CAP VALUE                                         FIXED INCOME
     Distributions paid from:                                Distributions paid from:
        Short-term capital gain..........     $391,633          Ordinary income.................    $402,431
                                                                                                    --------
        Long-term capital gain...........      224,808                                              $402,431
                                              --------                                              ========
                                              $616,441
                                              ========

                                          SMALL-CAP VALUE                                          HIGH YIELD
     Distributions paid from:                                Distributions paid from:
        Long-term capital gain...........   $1,562,356          Ordinary income.................    $131,915
                                            ----------                                              --------
                                            $1,562,356                                              $131,915
                                            ==========                                              ========

     At December 31, 2002, the distributable earnings on a tax basis were as follows:

                                           CORE EQUITY                                            FIXED INCOME
     Undistributed ordinary income (loss)  $   (75,577)      Undistributed ordinary income......   $      --
     Undistributed loss..................   (7,971,055)      Unrealized loss....................    (633,946)
     Unrealized depreciation.............     (760,168)      Unrealized depreciation............    (166,055)
                                           -----------                                             ---------
                                           $(8,806,800)                                            $(800,001)
                                           ===========                                             =========

                                        AGGRESSIVE GROWTH                                         HIGH YIELD
     Undistributed ordinary income (loss) $   (838,491)      Undistributed ordinary income       $        --
     Undistributed loss..................  (29,597,516)      Unrealized loss....................  (2,555,290)
     Unrealized depreciation.............   (5,158,646)      Unrealized depreciation............    (867,709)
                                          ------------                                           -----------
                                          $(35,594,653)                                          $(3,422,999)
                                          ============                                           ===========

                                          MID-CAP VALUE                                    CAPITAL OPPORTUNITIES
     Undistributed ordinary income (loss)  $    11,629       Undistributed ordinary income (loss)  $ (31,214)
     Undistributed loss..................   (2,638,598)      Unrealized loss....................    (682,420)
     Unrealized depreciation.............   (1,165,729)      Unrealized depreciation............      60,836
                                           -----------                                             ---------
                                           $(3,792,698)                                            $(652,798)
                                           ===========                                             =========

                                         SMALL-CAP VALUE                                           CORE VALUE
     Undistributed ordinary income (loss) $   (184,742)      Undistributed ordinary income (loss)  $  (4,306)
     Undistributed loss..................     (982,432)      Unrealized loss....................    (136,779)
     Unrealized depreciation.............     (943,572)      Unrealized depreciation............     (42,219)
                                           -----------                                             ---------
                                           $(2,110,746)                                            $(183,304)
                                           ===========                                             =========

                                        SMALL-CAP GROWTH                                      BIOTECH PHARMA-HEALTHCARE
     Undistributed ordinary income (loss)  $   (30,514)      Undistributed ordinary income (loss)   $   (562)
     Undistributed loss..................   (1,242,968)      Unrealized loss....................      (3,400)
     Unrealized depreciation.............      (24,325)      Unrealized depreciation............     (35,955)
                                           -----------                                              --------
                                           $(1,297,807)                                             $(39,917)
                                           ===========                                              ========

                                       54

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS

     At December 31, 2002, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

CORE EQUITY FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................        3,274    $    28,585     149,986   $ 1,682,614
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................     (300,807)    (2,658,578)   (172,706)   (1,923,302)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................     (297,533)   $(2,629,993)    (22,720)  $  (240,688)
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................    1,089,963                  1,112,683
                                                                      ---------                  ---------
   End of period .................................................      792,430                  1,089,963
                                                                      =========                  =========

CORE EQUITY FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT        SHARES      AMOUNT
                                                                        ------        ------        ------      ------
Shares sold ......................................................        2,847    $    23,986       1,120   $    11,989
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................           --             --        (749)       (7,993)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................        2,847    $    23,986         371   $     3,996
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................        9,402                      9,031
                                                                      ---------                  ---------
   End of period .................................................       12,249                      9,402
                                                                      =========                  =========

CORE EQUITY FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................        2,606    $    22,282       5,438   $    58,825
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................      (18,142)      (156,509)     (6,897)      (73,703)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................      (15,536)   $  (134,227)     (1,459)  $   (14,878)
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................       43,096                     44,555
                                                                      ---------                  ---------
   End of period .................................................       27,560                     43,096
                                                                      =========                  =========

                                       55

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

CORE EQUITY FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................           --    $        --      19,194   $   204,074
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................       (1,952)       (16,637)   (117,941)   (1,220,395)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................       (1,952)   $   (16,637)    (98,747)  $(1,016,321)
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      260,561                    359,308
                                                                      ---------                  ---------
   End of period .................................................      258,609                    260,561
                                                                      =========                  =========

AGGRESSIVE GROWTH FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................    2,848,440    $44,245,714   9,511,441  $166,787,919
Shares issued to shareholders in reinvestment of distributions ...           --             --      13,000       235,173
Shares redeemed ..................................................   (3,315,994)   (51,378,241) (3,015,019)  (52,210,556)
                                                                      ---------    -----------   ---------  ------------
Net increase (decrease) ..........................................     (467,554)   $(7,132,527)  6,509,422  $114,812,536
                                                                                   ===========              ============

Shares outstanding:
   Beginning of period ...........................................    9,967,372                  3,457,950
                                                                      ---------                  ---------
   End of period .................................................    9,499,818                  9,967,372
                                                                      =========                  =========

AGGRESSIVE GROWTH FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................      216,226    $ 3,322,867     526,396   $ 9,116,374
Shares issued to shareholders in reinvestment of distributions ...           --             --         221         3,985
Shares redeemed ..................................................      (70,524)    (1,077,395)    (64,118)   (1,105,460)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................      145,702    $ 2,245,472     462,499   $ 8,014,899
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      570,939                    108,440
                                                                      ---------                  ---------
   End of period .................................................      716,641                    570,939
                                                                      =========                  =========

                                       56

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

AGGRESSIVE GROWTH FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------     ----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................      371,377     $5,596,407     292,770    $5,049,623
Shares issued to shareholders in reinvestment of distributions ...           --             --         127         2,287
Shares redeemed ..................................................      (37,257)      (564,183)    (32,690)     (557,712)
                                                                        -------     ----------     -------    ----------
Net increase (decrease) ..........................................      334,120     $5,032,224     260,207    $4,494,198
                                                                                    ==========                ==========

Shares outstanding:
   Beginning of period ...........................................      339,206                     78,999
                                                                        -------                    -------
   End of period .................................................      673,326                    339,206
                                                                        =======                    =======

AGGRESSIVE GROWTH FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------     ----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................        2,620    $    40,816      82,269    $1,414,821
Shares issued to shareholders in reinvestment of distributions ...           --             --         686        12,433
Shares redeemed ..................................................      (23,427)      (363,355)    (14,136)     (239,583)
                                                                        -------    -----------     -------    ----------
Net increase (decrease) ..........................................      (20,807)   $  (322,539)     68,819    $1,187,671
                                                                                   ===========                ==========

Shares outstanding:
   Beginning of period ...........................................      294,757                    225,938
                                                                        -------                    -------
   End of period .................................................      273,950                    294,757
                                                                        =======                    =======

MID-CAP VALUE FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------     ----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................      143,682    $ 1,371,878     387,208    $4,854,193
Shares issued to shareholders in reinvestment of distributions ...       24,917        231,729       4,211        49,019
Shares redeemed ..................................................     (125,438)    (1,161,918)    (76,479)     (907,647)
                                                                       --------    -----------     -------    ----------
Net increase (decrease) ..........................................       43,161    $   441,689     314,940    $3,995,565
                                                                                   ===========                ==========

Shares outstanding:
   Beginning of period ...........................................      438,081                    123,141
                                                                       --------                    -------
   End of period .................................................      481,242                    438,081
                                                                       ========                    =======

                                       57

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

MID-CAP VALUE FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------     ----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       49,916    $   498,451     171,550    $2,152,125
Shares issued to shareholders in reinvestment of distributions ...       10,744         98,952       2,109        24,490
Shares redeemed ..................................................      (65,882)      (616,871)     (4,532)      (55,564)
                                                                        -------    -----------     -------    ----------
Net increase (decrease) ..........................................       (5,222)   $   (19,468)    169,127    $2,121,051
                                                                                   ===========                ==========

Shares outstanding:
   Beginning of period ...........................................      214,824                     45,697
                                                                       --------                    -------
   End of period .................................................      209,602                    214,824
                                                                       ========                    =======

MID-CAP VALUE FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------     ----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................      108,145    $ 1,041,192     377,914   $ 4,558,373
Shares issued to shareholders in reinvestment of distributions ...       25,429        231,146       7,152        82,182
Shares redeemed ..................................................     (117,431)    (1,052,345)    (44,478)     (537,257)
                                                                        -------    -----------     -------   -----------
Net increase (decrease) ..........................................       16,143    $   219,993     340,588   $ 4,103,298
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      475,331                    134,743
                                                                       --------                    -------
   End of period .................................................      491,474                    475,331
                                                                       ========                    =======

MID-CAP VALUE FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------     ----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       11,031    $   104,039      94,379    $1,215,235
Shares issued to shareholders in reinvestment of distributions ...        4,703         44,211      13,569       159,159
Shares redeemed ..................................................     (468,729)    (4,568,389)    (39,420)     (497,693)
                                                                       --------    -----------     -------    ----------
Net increase (decrease) ..........................................     (452,995)   $(4,420,139)     68,528    $  876,701
                                                                                   ===========                ==========

Shares outstanding:
   Beginning of period ...........................................      546,012                    477,484
                                                                       --------                    -------
   End of period .................................................       93,017                    546,012
                                                                       ========                    =======

                                       58

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

SMALL-CAP VALUE FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       72,530    $   948,814     300,626   $ 4,541,523
Shares issued to shareholders in reinvestment of distributions ...       37,212        440,598      17,534       246,525
Shares redeemed ..................................................     (108,164)    (1,346,543)   (142,563)   (2,080,241)
                                                                       --------    -----------    --------   -----------
Net increase (decrease) ..........................................        1,578    $    42,869     175,597   $ 2,707,807
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      528,840                    353,243
                                                                       --------                   --------
   End of period .................................................      530,418                    528,840
                                                                       ========                   ========

SMALL-CAP VALUE FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       12,585    $   166,524      31,194   $   477,362
Shares issued to shareholders in reinvestment of distributions ...        3,319         38,701         629         8,787
Shares redeemed ..................................................       (5,770)       (74,262)     (1,829)      (26,488)
                                                                       --------    -----------    --------   -----------
Net increase (decrease) ..........................................       10,134    $   130,963      29,994   $   459,661
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................       36,636                      6,642
                                                                       --------                   --------
   End of period .................................................       46,770                     36,636
                                                                       ========                   ========

SMALL-CAP VALUE FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                       -----------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       26,873    $   328,874      48,629   $   734,965
Shares issued to shareholders in reinvestment of distributions ...        5,108         58,130       1,226        16,754
Shares redeemed ..................................................      (12,447)      (153,884)       (315)       (4,534)
                                                                       --------    -----------    --------   -----------
Net increase (decrease) ..........................................       19,534    $   233,120      49,540   $   747,185
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................       67,440                     17,900
                                                                       --------                   --------
   End of period .................................................       86,974                     67,440
                                                                       ========                   ========

                                       59

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

SMALL-CAP VALUE FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................           78    $     1,000      43,536   $   663,899
Shares issued to shareholders in reinvestment of distributions ...       84,347      1,005,417      65,142       919,161
Shares redeemed ..................................................      (21,686)      (269,902)   (202,191)   (2,988,442)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................       62,739    $   736,515     (93,513)  $(1,405,382)
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................    1,129,214                  1,222,727
                                                                      ---------                  ---------
   End of period .................................................    1,191,953                  1,129,214
                                                                      =========                  =========

SMALL-CAP GROWTH FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................        3,430    $    22,150      14,792   $   117,866
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................       (4,167)       (26,836)        (74)         (640)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................         (737)   $    (4,686)     14,718   $   117,226
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................       18,162                      3,444
                                                                      ---------                  ---------
   End of period .................................................       17,425                     18,162
                                                                      =========                  =========

SMALL-CAP GROWTH FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................        3,335    $    22,056       1,938   $    15,525
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................         (875         (5,383)       (501)       (4,264)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................        2,460    $    16,673       1,437   $    11,261
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................        4,515                      3,078
                                                                      ---------                  ---------
   End of period .................................................        6,975                      4,515
                                                                      =========                  =========

                                       60

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

SMALL-CAP GROWTH FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES         AMOUNT       SHARES      AMOUNT
                                                                        ------         ------       ------      ------
Shares sold ......................................................       14,035    $    92,584       8,623   $    69,558
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................         (576)        (3,532)         --            --
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................       13,459    $    89,052       8,623   $    69,558
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................        8,623                         --
                                                                      ---------                  ---------
   End of period .................................................       22,082                      8,623
                                                                      =========                  =========

SMALL-CAP GROWTH FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................      249,466    $ 1,603,024      25,407   $   208,718
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................     (468,015)    (3,024,919)     (8,681)      (71,003)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................     (218,549)   $(1,421,895)     16,726   $   137,715
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      462,407                    445,681
                                                                      ---------                  ---------
   End of period .................................................      243,858                    462,407
                                                                      =========                  =========

FIXED INCOME FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................      147,319    $ 1,455,348     546,185   $ 5,584,240
Shares issued to shareholders in reinvestment of distributions ...       29,363        288,121      71,227       728,351
Shares redeemed ..................................................     (945,829)    (9,224,769)   (340,033)   (3,467,095)
                                                                      ---------    -----------   ---------   -----------
Net increase (decrease) ..........................................     (769,147)   $(7,481,300)    277,379   $ 2,845,496
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................    1,071,513                    794,134
                                                                      ---------                  ---------
   End of period .................................................      302,366                  1,071,513
                                                                      =========                  =========

                                       61

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

FIXED INCOME FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES         AMOUNT       SHARES      AMOUNT
                                                                        ------         ------       ------      ------
Shares sold ......................................................       92,637      $ 920,058      72,494    $ 738,545
Shares issued to shareholders in reinvestment of distributions ...        4,065         39,617       1,564       15,840
Shares redeemed ..................................................      (36,475)      (356,373)     (3,062)     (31,133)
                                                                        -------      ---------     -------    ---------
Net increase (decrease) ..........................................       60,227      $ 603,302      70,996    $ 723,252
                                                                                     =========                =========

Shares outstanding:
   Beginning of period ...........................................       71,094                         98
                                                                        -------                    -------
   End of period .................................................      131,321                     71,094
                                                                        =======                    =======

FIXED INCOME FUND -- CLASS C


                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       85,277    $   846,813     121,457   $1,249,461
Shares issued to shareholders in reinvestment of distributions ...        3,150         30,717       2,950       30,009
Shares redeemed ..................................................      (30,141)      (294,875)     (7,755)     (78,933)
                                                                        -------    -----------     -------   ----------
Net increase (decrease) ..........................................       58,286    $   582,655     116,652   $1,200,537
                                                                                   ===========               ==========

Shares outstanding:
   Beginning of period ...........................................      119,851                      3,199
                                                                        -------                    -------
   End of period .................................................      178,137                    119,851
                                                                        =======                    =======

FIXED INCOME FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------   ------------------------
                                                                        SHARES        AMOUNT       SHARES      AMOUNT
                                                                        ------        ------       ------      ------
Shares sold ......................................................       47,386    $   475,343      38,320   $  399,068
Shares issued to shareholders in reinvestment of distributions ...        1,741         17,004       1,096       11,328
Shares redeemed ..................................................       (2,885)       (28,387)    (39,884)    (407,837)
                                                                        -------    -----------     -------   ----------
Net increase (decrease) ..........................................       46,242    $   463,960        (468)  $    2,559
                                                                                   ===========               ==========

Shares outstanding:
   Beginning of period ...........................................        2,886                      3,354
                                                                        -------                    -------
   End of period .................................................       49,128                      2,886
                                                                        =======                    =======

                                       62

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

HIGH YIELD FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................        3,305       $ 21,324      55,344     $ 480,342
Shares issued to shareholders in reinvestment of distributions ...        3,702         20,942       3,384        27,012
Shares redeemed ..................................................       (1,675)        (9,237)    (12,097)      (99,627)
                                                                         ------       --------     -------     ---------
Net increase (decrease) ..........................................        5,332       $ 33,029      46,631     $ 407,727
                                                                                      ========                 =========

Shares outstanding:
   Beginning of period ...........................................       69,077                     22,446
                                                                         ------                     ------
   End of period .................................................       74,409                     69,077
                                                                         ======                     ======

HIGH YIELD FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................        4,693       $ 32,185      47,843     $ 399,795
Shares issued to shareholders in reinvestment of distributions ...        2,715         15,355       1,688        13,545
Shares redeemed ..................................................       (4,720)       (30,028)    (13,394)     (111,709)
                                                                         ------       --------     -------     ---------
Net increase (decrease) ..........................................        2,688       $ 17,512      36,137     $ 301,631
                                                                                      ========                 =========

Shares outstanding:
   Beginning of period ...........................................       49,089                     12,952
                                                                         ------                     ------
    End of period .................................................      51,777                     49,089
                                                                         ======                     ======

HIGH YIELD FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES         AMOUNT       SHARES      AMOUNT
                                                                        ------         ------       ------      ------
Shares sold ......................................................       28,362       $174,289      21,497     $ 171,578
Shares issued to shareholders in reinvestment of distributions ...        2,592         14,579       1,001         7,904
Shares redeemed ..................................................       (1,271)        (8,299)     (1,987)      (15,659)
                                                                         ------       --------     -------     ---------
Net increase (decrease) ..........................................       29,683       $180,569      20,511     $ 163,823
                                                                                      ========                 =========

Shares outstanding:
   Beginning of period ...........................................       23,677                      3,166
                                                                         ------                     ------
   End of period .................................................       53,360                     23,677
                                                                         ======                     ======

                                       63

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

HIGH YIELD FUND -- CLASS I

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................           --    $        --     178,154   $ 1,509,086
Shares issued to shareholders in reinvestment of distributions ...       12,450         72,133      93,960       760,689
Shares redeemed ..................................................     (859,118)    (6,042,267)   (262,785)   (2,103,415)
                                                                       --------    -----------    --------   -----------
Net increase (decrease) ..........................................     (846,668)   $(5,970,134)      9,329   $   166,360
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      972,909                    963,580
                                                                        -------                    -------
   End of period .................................................      126,241                    972,909
                                                                        =======                    =======

CAPITAL OPPORTUNITIES FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES         AMOUNT       SHARES      AMOUNT
                                                                        ------         ------       ------      ------
Shares sold ......................................................       84,630    $   710,233     216,802   $ 2,164,832
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................      (19,036)      (161,733)         --            --
                                                                       --------    -----------    --------   -----------
Net increase (decrease) ..........................................       65,594    $   548,500     216,802   $ 2,164,832
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................      216,802                         --
                                                                        -------                   --------
   End of period .................................................      282,396                    216,802
                                                                        =======                   ========

CAPITAL OPPORTUNITIES FUND -- CLASS B

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................       35,372    $   291,957      39,375   $   392,404
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................       (1,829)       (15,000)         --            --
                                                                       --------    -----------    --------   -----------
Net increase (decrease) ..........................................       33,543    $   276,957      39,375   $   392,404
                                                                                   ===========               ===========

Shares outstanding:
   Beginning of period ...........................................       39,375                         --
                                                                        -------                    -------
   End of period .................................................       72,918                     39,375
                                                                        =======                    =======

                                 64

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

CAPITAL OPPORTUNITIES FUND -- CLASS C

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................      277,180     $2,374,464     223,888    $2,186,996
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................      (29,082)      (238,077)     (2,000)      (19,200)
                                                                        -------     ----------     -------    ----------
Net increase (decrease) ..........................................      248,098     $2,136,387     221,888    $2,167,796
                                                                                    ==========                ==========

Shares outstanding:
   Beginning of period ...........................................      221,888                         --
                                                                        -------                    -------
   End of period .................................................      469,986                    221,888
                                                                        =======                    =======

GEEWAX TERKER CORE VALUE FUND -- CLASS A

                                                                            FOR THE PERIOD             FOR THE YEAR
                                                                                ENDED                      ENDED
                                                                          DECEMBER 31, 2002            JUNE 30, 2002
                                                                      ------------------------    -----------------------
                                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                                        ------        ------       ------       ------
Shares sold ......................................................           --     $       --     103,040    $1,030,000
Shares issued to shareholders in reinvestment of distributions ...           --             --          --            --
Shares redeemed ..................................................           --             --          --            --
                                                                        -------     ----------     -------    ----------
Net increase (decrease) ..........................................           --     $       --     103,040    $1,030,000
                                                                                    ==========                ==========

Shares outstanding:
   Beginning of period ...........................................      103,040                         --
                                                                        -------                    -------
   End of period .................................................      103,040                    103,040
                                                                        =======                    =======

BIOTECH PHARMA-HEALTHCARE FUND -- CLASS A

                                                                            FOR THE PERIOD
                                                                                ENDED
                                                                          DECEMBER 31, 2002
                                                                      ------------------------
                                                                        SHARES         AMOUNT
                                                                        ------         ------
Shares sold ......................................................       92,649       $911,822
Shares issued to shareholders in reinvestment of distributions....           --             --
Shares redeemed ..................................................           --             --
                                                                         ------       --------
Net increase (decrease) ..........................................       92,649       $911,822
                                                                                      ========

Shares outstanding:
   Beginning of period ...........................................           --
                                                                         ------
   End of period .................................................       92,649
                                                                         ======

                                       65

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

BIOTECH PHARMA-HEALTHCARE FUND -- CLASS B

                                                                            FOR THE PERIOD
                                                                                ENDED
                                                                          DECEMBER 31, 2002
                                                                      ------------------------
                                                                        SHARES         AMOUNT
                                                                        ------         ------
Shares sold ......................................................       21,661       $215,050
Shares issued to shareholders in reinvestment of distributions....           --             --
Shares redeemed ..................................................           --             --
                                                                         ------       --------
Net increase (decrease) ..........................................       21,661       $215,050
                                                                                      ========

Shares outstanding:
   Beginning of period ...........................................           --
                                                                         ------
   End of period .................................................       21,661
                                                                         ======

BIOTECH PHARMA-HEALTHCARE FUND -- CLASS C

                                                                            FOR THE PERIOD
                                                                                ENDED
                                                                          DECEMBER 31, 2002
                                                                      ------------------------
                                                                        SHARES         AMOUNT
                                                                        ------         ------
Shares sold ......................................................       21,086       $203,007
Shares issued to shareholders in reinvestment of distributions....           --             --
Shares redeemed ..................................................           --             --
                                                                         ------       --------
Net increase (decrease) ..........................................       21,086       $203,007
                                                                                      ========

Shares outstanding:
   Beginning of period ...........................................           --
                                                                         ------
   End of period .................................................       21,086
                                                                         ======

                                 66

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 9 -- TRUSTEE INFORMATION


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      FUNDS IN          OTHER
                            POSITION(S)    TERM OF OFFICE                                               TRUST       DIRECTORSHIPS
  NAME, ADDRESS &            HELD WITH      & LENGTH OF             PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD
   DATE OF BIRTH             THE TRUST     TIME SERVED(1)              DURING PAST 5 YEARS            BY TRUSTEE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. JEFFRY H. KING, SR.    Interested     Since Nov., 1996   Chairman of the Board of Directors of    Ten          Director &
                           Trustee,                          Quaker Securities, Inc., 1288 Valley                  Chairman,
1288 Valley Forge          Chairman of                       Forge Road, Suite 75, Valley Forge, PA                Citco-Quaker
Road, Suite 75,            the Board of                      19482, an institutional broker/dealer                 Fund Services,
Valley Forge, PA 19482     Trustees                          firm, since 2002. President & CEO of                  Inc., Director &
                                                             Quaker Securities, Inc. from 1990 to                  Chairman,
(12-06-42)                                                   2002. Chairman of the Board of                        Quaker Funds,
                                                             Directors of Quaker Funds, Inc., 1288                 Inc., Director
                                                             Valley Forge Road, Suite 71, Valley                   and Chairman,
                                                             Forge, PA 19482, currently Fund                       Quaker
                                                             Manager to the Quaker Family of                       Securities, Inc.
                                                             Funds, since 1996. Chairman of the
                                                             Board Citco-Quaker Fund Services, Inc.
                                                             1288 Valley Forge Road, Suite 88,
                                                             Valley Forge, PA 19482, transfer agent
                                                             to the Trust, since May, 2001.
------------------------------------------------------------------------------------------------------------------------------------
MS. LAURIE KEYES           Interested     Since Nov., 1996   Chief Financial Officer of Quaker        Ten       None
                           Trustee,                          Funds, Inc., currently Fund Manager to
1288 Valley Forge          Secretary                         the Quaker Family of Funds, since 1996.
Road, Suite 75,
Valley Forge, PA 19482

(12-10-49)
------------------------------------------------------------------------------------------------------------------------------------
MR. EVERETT T. KEECH       Trustee,       Since Nov., 1996   Chairman-Executive Committee,            Ten       Director,
                           Vice                              Technology Development Corp.,                      Technology
One Tower Bridge,          Chairman of                       Norristown, PA, a technology                       Development
Suite 501,                 the Board,                        development and manufacturing firm,                Corp.; Director,
West Conshohocken,         President,                        since 1997; President, Quaker                      Advanced
PA 19428                   Treasurer                         Investment Trust since January 2002;               Training
                                                             Lecturer, University of Pennsylvania               Systems
(02-23-40)                                                   since 1988.                                        International,
                                                                                                                Inc.; Director,
                                                                                                                Phoenix Data
                                                                                                                Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 9 -- TRUSTEE INFORMATION -- (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                        TRUST           OTHER
                                                                                                      PORTFOLIOS    DIRECTORSHIPS
                            POSITION(S)    TERM OF OFFICE                                              OVERSEEN         HELD
  NAME, ADDRESS &            HELD WITH      & LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE     BY TRUSTEE
   DATE OF BIRTH             THE TRUST      TIME SERVED               DURING PAST 5 YEARS             OR NOMINEE     OR NOMINEE
------------------------------------------------------------------------------------------------------------------------------------
MR. KEVIN J. MAILEY        Interested     Since Feb., 2002   Principal of Quaker Funds, Inc. since    Ten          Director,
                           Trustee                           May, 2000. Elected president of Quaker                Quaker Funds,
1288 Valley Forge                                            Funds, Inc. in September, 2001.                       Inc., Director,
Road, Suite 71,                                              Director, Citco-Quaker Fund Services,                 Citco-Quaker
Valley Forge, PA 19482                                       Inc. Marketing Director of Meridian                   Fund Services,
                                                             Investments from October, 1997 to June,               Inc.
(09-06-52)                                                   1999. Principal and Marketing Director
                                                             of the William Penn Funds from
                                                             December, 1989 to June, 1997. Graduate
                                                             of Notre Dame University.
------------------------------------------------------------------------------------------------------------------------------------
MR. LOUIS P.               Independent    Since Nov., 1996   President, Ashley Development            Ten          None
PEKTOR, III                Trustee                           Company, 559 Main Street, Suite 300,
                                                             Bethlehem, PA 18018, a commercial
559 Main Street,                                             real estate development company, since
Suite 300,                                                   1989. Previously, Executive Vice
Bethlehem, PA 18018                                          President, Wall Street Mergers &
                                                             Acquisitions, Allentown, PA. Graduate
(01-18-51)                                                   of Moravian College with BA and
                                                             Lehigh University with an MBA in
                                                             Business Management.
------------------------------------------------------------------------------------------------------------------------------------
MR. MARK S. SINGEL         Independent    Since Feb., 2002   Managing Director, Public Affairs        Ten          Director,
                           Trustee                           Management, 305 North Front Street,                   GoInternet
305 North Front Street,                                      Harrisburg, PA 17108, a political                     Corp.,
Harrisburg, PA 17108                                         consulting firm, since 1999. President                Philadelphia,
                                                             and CEO of Singel Associates, 1995-                   PA, Trustee,
(09-12-53)                                                   1999. Formerly Lieutenant Governor                    St. Francis
                                                             and Acting Governor of the                            University
                                                             Commonwealth of Pennsylvania; also
                                                             served as a State Senator for
                                                             Pennsylvania and Chairman of the
                                                             Pennsylvania Democratic Party.
------------------------------------------------------------------------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 9 -- TRUSTEE INFORMATION -- (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                        TRUST           OTHER
                                                                                                      PORTFOLIOS    DIRECTORSHIPS
                            POSITION(S)    TERM OF OFFICE                                              OVERSEEN         HELD
  NAME, ADDRESS &            HELD WITH      & LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE     BY TRUSTEE
   DATE OF BIRTH             THE TRUST      TIME SERVED               DURING PAST 5 YEARS             OR NOMINEE     OR NOMINEE
------------------------------------------------------------------------------------------------------------------------------------
AMBASSADOR                 Independent    Since Feb., 2002   President of Eisenhower Fellowships      Ten          Governor of the
ADRIAN A. BASORA           Trustee                           ("EF"), Philadelphia, PA, since 1996.                 Philadelphia
(RET.)                                                       EF's mission is to enhance progress and               Stock Exchange
                                                             mutual understanding through linkages
256 South 16th Street,                                       among leaders in key fields throughout
Philadelphia, PA                                             the world. Previously served as U.S.
19102, since 1996                                            Ambassador to the Czech Republic from
                                                             1992 through 1995. Served as National
(07-18-38)                                                   Security Council Director for European
                                                             Affairs at the White House from 1989 to
                                                             1991. Ambassador Basora's affiliations
                                                             include the Council on Foreign
                                                             Relations, the Foreign Policy Research
                                                             Institute and the Foundation for a Civil
                                                             Society. Ambassador Basora holds an
                                                             MPA degree from Princeton University
                                                             and undergraduate degrees from the
                                                             Institut d'Etudes Politiques in Paris
                                                             and from Fordham University.
------------------------------------------------------------------------------------------------------------------------------------
MR. G. MICHAEL MARA        Independent    Since Feb., 2002   Managing Director, Millennium Bank,      Ten          Director,
                           Trustee                           Malvern, PA, since 2000. Previously                   Penn Street
30 Valley Stream                                             principal, Vanguard Fiduciary Trust                   Funds, Inc.
Parkway, Malvern,                                            Company, The Vanguard Group, Valley
PA 19355                                                     Forge, PA, from 1997 to 1999. District
                                                             Manager and Senior Vice President,
(05-05-55)                                                   Merrill Lynch Trust Company, 1995 to
                                                             1997. Served in various increasingly
                                                             responsible roles within Merrill Lynch
                                                             from 1986 to 1997. Mr. Mara also
                                                             served in the U.S. Army Intelligence
                                                             and Security Command in Augsburg,
                                                             Germany from 1976-1980. Mr. Mara
                                                             holds an MBA in management from The
                                                             American University, Washington, DC
                                                             and a BA in business communications
                                                             from Emerson College, Boston, MA.
------------------------------------------------------------------------------------------------------------------------------------

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 9 -- TRUSTEE INFORMATION -- (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                        TRUST           OTHER
                                                                                                      PORTFOLIOS    DIRECTORSHIPS
                            POSITION(S)    TERM OF OFFICE                                              OVERSEEN         HELD
  NAME, ADDRESS &            HELD WITH      & LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE     BY TRUSTEE
   DATE OF BIRTH             THE TRUST     TIME SERVED                 DURING PAST 5 YEARS            OR NOMINEE     OR NOMINEE
------------------------------------------------------------------------------------------------------------------------------------
MR. JAMES R. BRINTON       Independent    Each Trustee       Principal and Senior Insurance Broker    Ten          None
                           Trustee        serves for an      for Robert J. McAllister Agency, Inc.,
123 West Lancaster                        indefinite period  123 West Lancaster Avenue, Wayne,
Avenue, Wayne,                            of time.           PA 19087, a commercial insurance
PA 19087                                  Mr. Brinton is     brokerage firm, since 1979. Mr. Brinton
                                          standing for       holds a BA in business from Marietta
(07-03-54)                                election for the   College and licenses as a property and
                                          first time.        casualty broker and life, accident and
                                                             health agent.
------------------------------------------------------------------------------------------------------------------------------------

                          The Quaker[Registered] Funds
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                           HTTP://WWW.QUAKERFUNDS.COM

                                                                     QFSR 122002